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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5199
SteinRoe Variable Investment Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	12/31/05

Date of reporting period:	3/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

March 31, 2005 (Unaudited)	Liberty Asset Allocation Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 63.9%
CONSUMER DISCRETIONARY – 9.5%
Auto Components – 0.1%
Autoliv, Inc.	2,070	98,636
BorgWarner, Inc.	780	37,970
Johnson Controls, Inc.	700	39,032
Modine Manufacturing Co.	210	6,159
Standard Motor Products, Inc.	480	5,616
	Auto Components Total	187,413
Automobiles – 0.2%
Toyota Motor Corp.	16,900	628,991
	Automobiles Total	628,991
Distributors – 0.0%
Building Material Holding Corp.	280	12,454
	Distributors Total	12,454
Hotels, Restaurants & Leisure – 2.2%
Applebee’s International, Inc.	2,440	67,247
Bally Total Fitness Holding Corp. (a)	830	2,888
Bob Evans Farms, Inc.	260	6,097
Brinker International, Inc. (a)	2,690	97,432
Buca, Inc. (a)	1,130	7,095
Carnival Corp.	16,370	848,130
Carnival PLC	8,683	476,370
Cheesecake Factory, Inc. (a)	2,960	104,932
Compass Group PLC	81,120	369,849
Darden Restaurants, Inc.	1,800	55,224
Dave & Buster’s, Inc. (a)	560	10,472
Gaylord Entertainment Co. (a)	1,600	64,640
Harrah’s Entertainment, Inc.	4,421	285,508
Hilton Hotels Corp.	31,590	706,037
Landry’s Restaurants, Inc.	460	13,303
Lone Star Steakhouse & Saloon, Inc.	620	17,921
Marcus Corp.	580	11,890
Marriott International, Inc., Class A	18,500	1,236,910
McDonald’s Corp.	33,766	1,051,473
Pinnacle Entertainment, Inc. (a)	3,500	58,450
Scientific Games Corp., Class A (a)	3,740	85,459
Starwood Hotels & Resorts Worldwide, Inc.	5,200	312,156
Total Entertainment Restaurant Corp. (a)	160	1,822
Vail Resorts, Inc. (a)	180	4,545

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
Wendy’s International, Inc.	2,050	80,032
	Hotels, Restaurants & Leisure Total	5,975,882
Household Durables – 0.4%
American Greetings Corp., Class A	460	11,721
Centex Corp.	370	21,190
CSS Industries, Inc.	290	10,600
D.R. Horton, Inc.	1,266	37,018
Harman International Industries, Inc.	920	81,383
Kimball International, Inc., Class B	620	8,990
Koninklijke (Royal) Philips Electronics NV	21,600	595,116
Russ Berrie & Co., Inc.	200	3,830
Tempur-Pedic International, Inc. (a)	14,120	263,479
	Household Durables Total	1,033,327
Internet & Catalog Retail – 0.3%
eBay, Inc. (a)	18,110	674,779
	Internet & Catalog Retail Total	674,779
Leisure Equipment & Products – 0.1%
Action Performance Companies, Inc.	600	7,938
Marvel Enterprises, Inc. (a)	7,050	141,000
Mattel, Inc.	1,300	27,755
	Leisure Equipment & Products Total	176,693
Media – 2.1%
4Kids Entertainment, Inc. (a)	550	12,160
British Sky Broadcasting PLC	32,347	354,499
Clear Channel Communications, Inc.	4,521	155,839
Comcast Corp., Class A (a)	8,797	297,163
Cumulus Media, Inc., Class A (a)	3,800	54,150
EMI Group PLC	108,800	485,266
Grupo Televisa SA, ADR	6,530	383,964
Journal Communications, Inc., Class A	370	6,124
Knight-Ridder, Inc.	400	26,900
Lamar Advertising Co., Class A (a)	900	36,261
Liberty Corp.	260	10,543
Lin TV Corp., Class A (a)	2,800	47,404
Lions Gate Entertainment Corp. (a)	3,200	35,360
McGraw-Hill Companies, Inc.	7,612	664,147
Media General, Inc., Class A	160	9,896
New York Times Co., Class A	800	29,264

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
Omnicom Group, Inc.	4,720	417,814
Radio One, Inc., Class D (a)	2,800	41,300
Sinclair Broadcast Group, Inc., Class A	6,000	48,180
Time Warner, Inc. (a)	37,453	657,300
TiVo, Inc. (a)	4,300	22,231
Viacom, Inc., Class A	6,720	235,469
Vivendi Universal SA (a)	15,924	487,871
XM Satellite Radio Holdings, Inc., Class A (a)	37,860	1,192,590
	Media Total	5,711,695
Multiline Retail – 0.8%
Dollar General Corp.	1,800	39,438
Federated Department Stores, Inc.	10,635	676,811
Fred’s, Inc.	2,000	34,340
J.C. Penney Co., Inc.	8,837	458,817
May Department Stores Co.	1,000	37,020
Nordstrom, Inc.	16,370	906,571
ShopKo Stores, Inc. (a)	420	9,332
	Multiline Retail Total	2,162,329
Specialty Retail – 2.4%
Abercrombie & Fitch Co., Class A	690	39,496
Best Buy Co., Inc.	13,960	753,980
Bombay Co., Inc. (a)	7,100	37,630
Borders Group, Inc.	2,000	53,240
Chico’s FAS, Inc. (a)	31,920	902,059
Cost Plus, Inc. (a)	1,800	48,384
Design Within Reach, Inc. (a)	2,500	39,338
Fast Retailing Co., Ltd.	4,100	248,207
GameStop Corp., Class A (a)	670	14,847
Goody’s Family Clothing, Inc.	800	7,224
Home Depot, Inc.	40,777	1,559,312
Jarden Corp. (a)	2,250	103,230
Limited Brands	13,678	332,375
Lowe’s Companies, Inc.	8,220	469,280
Monro Muffler, Inc. (a)	610	15,744
Movie Gallery, Inc.	200	5,736
Office Depot, Inc. (a)	15,533	344,522
OfficeMax, Inc.	1,100	36,850
Pacific Sunwear of California, Inc. (a)	1,600	44,768
Party City Corp. (a)	1,800	26,352
PETCO Animal Supplies, Inc. (a)	990	36,442

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
PETsMART, Inc.	2,214	63,652
Pier 1 Imports, Inc.	460	8,386
Sherwin-Williams Co.	4,849	213,308
Staples, Inc.	26,080	819,694
TBC Corp. (a)	170	4,736
TJX Companies, Inc.	2,200	54,186
Urban Outfitters, Inc. (a)	2,890	138,633
	Specialty Retail Total	6,421,611
Textiles, Apparel & Luxury Goods – 0.9%
Adidas-Salomon AG	3,900	619,022
Ashworth, Inc. (a)	2,700	30,753
Carter’s, Inc. (a)	1,000	39,750
Coach, Inc. (a)	13,269	751,423
Culp, Inc. (a)	200	1,180
Delta Apparel, Inc.	170	5,032
Hampshire Group Ltd. (a)	320	12,784
Jos. A. Bank Clothiers, Inc. (a)	1,300	38,090
Kellwood Co.	410	11,804
LVMH Moet Hennessy Louis Vuitton SA	4,190	313,458
NIKE, Inc., Class B	6,870	572,340
Reebok International Ltd.	600	26,580
Russell Corp.	460	8,317
Stride Rite Corp.	570	7,581
Tandy Brands Accessories, Inc.	290	4,341
	Textiles, Apparel & Luxury Goods Total	2,442,455
	CONSUMER DISCRETIONARY TOTAL	25,427,629
CONSUMER STAPLES – 5.6%
Beverages – 1.0%
Diageo PLC	41,800	588,700
Pepsi Bottling Group, Inc.	1,700	47,345
PepsiCo, Inc.	40,514	2,148,457
	Beverages Total	2,784,502
Food & Staples Retailing – 0.4%
BJ’s Wholesale Club, Inc. (a)	250	7,765
ITO-YOKADO CO., Ltd.	10,500	419,197
Kroger Co. (a)	2,200	35,266
Wal-Mart Stores, Inc.	11,280	565,241

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – (continued)
Whole Foods Market, Inc.	440	44,937
	Food & Staples Retailing Total	1,072,406
Food Products – 1.2%
Bunge Ltd.	950	51,186
Central Garden & Pet Co. (a)	130	5,702
ConAgra Foods, Inc.	10,027	270,929
Corn Products International, Inc.	5,220	135,668
Dean Foods Co. (a)	1,500	51,450
Hershey Foods Corp.	13,700	828,302
Hormel Foods Corp.	1,000	31,110
John B. Sanfilippo & Son, Inc. (a)	260	6,391
Kraft Foods, Inc., Class A	22,724	751,028
M&F Worldwide Corp. (a)	480	6,403
Nestle SA, Registered Shares	2,590	708,529
Omega Protein Corp. (a)	650	4,433
Royal Numico NV (a)	7,927	324,366
	Total Food Products	3,175,497
Household Products – 1.1%
Clorox Co.	10,096	635,947
Kimberly-Clark Corp.	11,194	735,781
Procter & Gamble Co.	28,580	1,514,740
	Household Products Total	2,886,468
Personal Products – 1.0%
Alberto-Culver Co.	7,525	360,147
Avon Products, Inc.	24,330	1,044,730
Gillette Co.	26,921	1,358,972
	Personal Products Total	2,763,849
Tobacco – 0.9%
Altria Group, Inc.	30,578	1,999,496
UST, Inc.	6,989	361,331
	Tobacco Total	2,360,827
	CONSUMER STAPLES TOTAL	15,043,549
ENERGY – 5.0%
Energy Equipment & Services – 0.9%
Baker Hughes, Inc.	1,070	47,604
BJ Services Co.	1,630	84,565
Dawson Geophysical Co. (a)	1,400	33,880
Diamond Offshore Drilling	920	45,908
FMC Technologies, Inc. (a)	1,190	39,484
Gulf Island Fabrication, Inc.	220	5,161

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
Halliburton Co.	10,682	461,997
Lufkin Industries, Inc.	370	17,867
Maverick Tube Corp. (a)	1,300	42,263
Nabors Industries Ltd. (a)	1,890	111,775
National-Oilwell Varco, Inc. (a)	11,690	545,923
Noble Corp.	1,000	56,210
Patterson-UTI Energy, Inc.	1,850	46,287
Schlumberger Ltd.	4,177	294,395
Smith International, Inc.	4,920	308,632
Technip SA, ADR	600	25,014
Transocean, Inc. (a)	1,100	56,606
Unit Corp. (a)	1,000	45,170
Universal Compression Holdings, Inc. (a)	320	12,118
Weatherford International Ltd. (a)	2,280	132,103
Willbros Group, Inc. (a)	990	19,998
	Energy Equipment & Services Total	2,432,960
Oil & Gas – 4.1%
Amerada Hess Corp.	1,100	105,831
Bill Barrett Corp. (a)	110	3,180
BP PLC	94,258	976,054
BP PLC, ADR	18,511	1,155,086
Brigham Exploration Co. (a)	710	6,553
Carrizo Oil & Gas, Inc. (a)	1,020	17,330
ChevronTexaco Corp.	8,989	524,149
China Petroleum & Chemical Corp.	732,000	297,986
Cimarex Energy Co. (a)	220	8,580
ConocoPhillips	15,633	1,685,863
Edge Petroleum Corp. (a)	2,200	36,432
Energy Partners Ltd. (a)	1,450	37,657
EOG Resources, Inc.	12,000	584,880
Exxon Mobil Corp.	42,999	2,562,740
Harvest Natural Resources, Inc. (a)	810	9,631
InterOil Corp. (a)	1,040	36,358
Magnum Hunter Resources, Inc. (a)	680	10,955
Marathon Oil Corp.	7,705	361,519
Mission Resources Corp. (a)	5,700	40,356
Murphy Oil Corp.	680	67,136
Pioneer Drilling Co. (a)	2,800	38,556

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Range Resources Corp.	1,860	43,450
Royal Dutch Petroleum Co., N.Y. Registered Shares	4,773	286,571
Shell Transport & Trading Co., PLC	68,600	615,172
Spinnaker Exploration Co. (a)	800	28,424
Stone Energy Corp. (a)	320	15,542
Teekay Shipping Corp.	700	31,465
Total SA	4,149	970,979
Ultra Petroleum Corp. (a)	960	48,768
Western Gas Resources, Inc.	1,870	64,422
Whiting Petroleum Corp. (a)	250	10,195
Williams Companies, Inc.	1,900	35,739
XTO Energy, Inc.	4,888	160,522
	Oil & Gas Total	10,878,081
	ENERGY TOTAL	13,311,041
FINANCIALS – 12.4%
Capital Markets – 2.3%
A.G. Edwards, Inc.	3,370	150,976
Affiliated Managers Group, Inc. (a)	380	23,571
Bank of New York Co., Inc.	24,230	703,882
Bear Stearns Companies, Inc.	500	49,950
Deutsche Bank AG, Registered Shares	5,000	431,427
E*TRADE Financial Corp. (a)	7,660	91,920
Franklin Resources, Inc.	4,169	286,202
Goldman Sachs Group, Inc.	13,490	1,483,765
Janus Capital Group, Inc.	21,573	300,943
Jefferies Group, Inc.	1,400	52,752
LaBranche & Co., Inc. (a)	530	4,929
Legg Mason, Inc.	900	70,326
Lehman Brothers Holdings, Inc.	600	56,496
Merrill Lynch & Co., Inc.	13,447	761,100
Morgan Stanley	5,426	310,639
Nomura Holdings, Inc.	49,000	685,602
optionsXpress Holdings, Inc. (a)	500	8,095
UBS AG, Registered Shares	9,944	839,577
	Capital Markets Total	6,312,152
Commercial Banks – 4.0%
BancFirst Corp.	60	4,141
Banco Santander Central Hispano SA	51,500	626,992
BancorpSouth, Inc.	430	8,875
BancTrust Financial Group, Inc.	290	5,870

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Bank Austria Creditanstalt	6,343	625,025
Bank of Granite Corp.	410	7,581
Boston Private Financial Holdings, Inc.	1,700	40,375
Bryn Mawr Bank Corp.	510	10,414
Capitol Bancorp Ltd.	440	13,310
Chemical Financial Corp.	430	13,977
Chittenden Corp.	590	15,381
City National Corp.	600	41,892
Columbia Banking System, Inc.	330	7,838
Community Trust Bancorp, Inc.	280	8,067
Corus Bankshares, Inc.	380	18,122
Cullen/Frost Bankers, Inc.	500	22,575
Dexia	24,800	590,034
East-West Bancorp, Inc.	1,900	70,148
First Citizens BancShares, Inc., Class A	60	8,783
First Financial Bankshares, Inc.	210	9,372
First Financial Corp.	300	8,865
Greater Bay Bancorp	330	8,055
Hancock Holding Co.	190	6,175
ITLA Capital Corp. (a)	200	9,992
Kookmin Bank, ADR	13,689	611,214
Main Street Banks, Inc.	600	15,888
Marshall & Ilsley Corp.	5,072	211,756
MASSBANK Corp.	140	5,299
Mercantile Bank Corp.	1,185	48,443
Merchants Bancshares, Inc.	330	8,844
Mid-State Bancshares	590	15,694
Mitsubishi Tokyo Financial Group, Inc.	86	746,047
National City Corp.	8,497	284,649
North Fork Bancorporation, Inc.	9,740	270,188
Northrim BanCorp, Inc.	300	7,500
OTP Bank Rt., Registered Shares	11,500	791,200
PNC Financial Services Group, Inc.	5,189	267,130
Prosperity Bancshares, Inc.	2,000	52,980
Riggs National Corp.	340	6,491
Sterling Bancshares, Inc.	990	14,058
TCF Financial Corp.	2,210	60,001
TD Banknorth, Inc. (a)	833	26,023

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Toronto-Dominion Bank	399	16,499
TriCo Bancshares	840	17,598
U.S. Bancorp	40,350	1,162,887
UMB Financial Corp.	270	15,368
Uniao de Bancos Brasileiros SA, GDR	22,838	785,170
UnionBanCal Corp.	600	36,750
Wachovia Corp.	22,314	1,136,006
Wells Fargo & Co.	30,071	1,798,246
Whitney Holding Corp.	300	13,353
Wintrust Financial Corp.	180	8,476
Zions Bancorporation	1,190	82,134
	Commercial Banks Total	10,697,751
Consumer Finance – 0.3%
Cash America International, Inc.	770	16,886
First Marblehead Corp. (a)	711	40,904
MBNA Corp.	27,323	670,779
	Consumer Finance Total	728,569
Diversified Financial Services – 1.9%
ACE Cash Express, Inc. (a)	1,500	34,125
Advance America Cash Advance Centers, Inc.	370	5,728
Ameritrade Holding Corp. (a)	3,940	40,227
Chicago Mercantile Exchange	150	29,105
CIT Group, Inc.	1,000	38,000
Citigroup, Inc.	71,484	3,212,491
Greenhill & Co., Inc.	1,600	57,280
JAFCO Co., Ltd.	4,700	295,052
JPMorgan Chase & Co.	33,032	1,142,907
Metris Companies, Inc. (a)	1,260	14,603
MFC Bancorp Ltd.	1,020	20,349
MTC Technologies, Inc. (a)	1,900	61,750
National Financial Partners Corp.	900	35,820
QC Holdings, Inc. (a)	340	5,110
	Diversified Financial Services Total	4,992,547
Insurance – 2.9%
Ace Ltd.	600	24,762
Alleanza Assicurazioni S.p.A.	36,650	478,512
Allstate Corp.	5,848	316,143
Ambac Financial Group, Inc.	7,438	555,990
American International Group, Inc.	28,935	1,603,288
AmerUs Group Co.	170	8,032

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
AXA	21,700	578,177
Baldwin & Lyons, Inc., Class B	290	7,523
Chubb Corp.	4,114	326,117
Cincinnati Financial Corp.	435	18,970
CNA Surety Corp. (a)	650	8,840
Commerce Group, Inc.	120	7,438
Delphi Financial Group, Inc., Class A	370	15,910
Endurance Specialty Holdings Ltd.	1,200	45,408
Genworth Financial, Inc., Class A	1,000	27,520
Harleysville Group, Inc.	510	10,129
Hartford Financial Services Group, Inc.	8,038	551,085
Horace Mann Educators Corp.	500	8,870
Infinity Property & Casualty Corp.	2,300	71,898
Kansas City Life Insurance Co.	50	2,438
Lincoln National Corp.	16,161	729,507
Loews Corp.	400	29,416
Nationwide Financial Services, Inc., Class A	800	28,720
Navigators Group, Inc. (a)	460	15,247
Old Republic International Corp.	1,600	37,264
Philadelphia Consolidated Holding Co. (a)	600	46,518
Phoenix Companies, Inc.	1,050	13,419
ProCentury Corp.	700	7,343
Prudential Financial, Inc.	6,670	382,858
Prudential PLC	59,300	566,480
Quanta Capital Holdings Ltd. (a)	860	6,880
RLI Corp.	310	12,849
Swiss Re, Registered Shares	4,564	326,777
UICI	170	4,122
United America Indemnity Ltd., Class A (a)	570	10,739
Willis Group Holdings Ltd.	7,993	294,702
XL Capital Ltd., Class A	8,057	583,085
	Insurance Total	7,762,976
Real Estate – 0.7%
Alexandria Real Estate Equities, Inc., REIT	210	13,520
American Financial Realty Trust, REIT	510	7,461
Archstone-Smith Trust, REIT	11,328	386,398

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
AvalonBay Communities, Inc., REIT	4,724	315,988
BioMed Realty Trust, Inc., REIT	700	14,420
Boykin Lodging Co., REIT (a)	840	8,005
Brandywine Realty Trust, REIT	330	9,372
EastGroup Properties, Inc., REIT	380	14,326
Equity Office Properties Trust, REIT	1,300	39,169
Equity One, Inc., REIT	490	10,089
First Potomac Realty Trust, REIT	450	10,283
Getty Realty Corp., REIT	330	8,432
Gladstone Commercial Corp., REIT	400	6,576
Host Marriott Corp., REIT	3,400	56,304
HouseValues, Inc. (a)	3,300	41,514
Kimco Realty Corp., REIT	6,710	361,669
Mid-America Apartment Communities, Inc., REIT	390	14,235
Monmouth Real Estate Investment Corp., Class A, REIT	420	3,545
Nationwide Health Properties, Inc., REIT	660	13,339
NTT Urban Development Corp.	84	387,855
PS Business Parks, Inc., REIT	440	17,732
St. Joe Co.	740	49,802
Tanger Factory Outlet Centers, Inc., REIT	460	10,120
U-Store-It Trust, REIT	300	5,220
Universal Health Realty Income Trust, REIT	220	6,215
Urstadt Biddle Properties, Inc., Class A, REIT	480	7,320
	Real Estate Total	1,818,909
Thrifts & Mortgage Finance – 0.3%
Commercial Capital Bancorp, Inc.	1,933	39,337
Countrywide Financial Corp.	8,342	270,781
Freddie Mac	4,680	295,776
Golden West Financial Corp.	1,500	90,750
PMI Group, Inc.	1,800	68,418
Sovereign Bancorp, Inc.	3,000	66,480
Webster Financial Corp.	1,100	49,951
	Thrifts & Mortgage Finance Total	881,493
	FINANCIALS TOTAL	33,194,397
HEALTH CARE – 8.6%
Biotechnology – 0.7%
Amgen, Inc. (a)	14,520	845,209

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
Amylin Pharmaceuticals, Inc. (a)	5,930	103,716
Cell Therapeutics, Inc. (a)	2,900	10,411
Cytogen Corp. (a)	3,300	19,107
Enzo Biochem, Inc. (a)	2,100	30,282
Exact Sciences Corp. (a)	3,300	11,781
Genentech, Inc. (a)	5,670	320,979
Genzyme Corp. (a)	1,790	102,459
Gilead Sciences, Inc. (a)	5,210	186,518
NeoPharm, Inc. (a)	4,506	35,012
Neurocrine Biosciences, Inc. (a)	1,500	57,090
Protein Design Labs, Inc. (a)	2,300	36,777
QLT, Inc. (a)	3,900	50,154
Telik, Inc. (a)	3,400	51,272
	Biotechnology Total	1,860,767
Health Care Equipment & Supplies – 2.1%
Alcon, Inc.	7,620	680,390
Bausch & Lomb, Inc.	2,066	151,438
Beckman Coulter, Inc.	810	53,825
Biomet, Inc.	1,410	51,183
Cardiac Science, Inc. (a)	8,500	9,775
Conceptus, Inc. (a)	3,300	25,740
Cooper Companies, Inc.	9,168	668,347
DENTSPLY International, Inc.	400	21,764
Fisher Scientific International, Inc. (a)	660	37,567
Gen-Probe, Inc. (a)	1,220	54,363
Integra LifeSciences Holdings Corp. (a)	1,700	59,874
Kinetic Concepts, Inc. (a)	14,080	839,872
Medical Action Industries, Inc. (a)	3,600	68,040
Millipore Corp. (a)	800	34,720
Palomar Medical Technologies, Inc. (a)	1,000	26,970
ResMed, Inc. (a)	340	19,176
Shamir Optical Industry Ltd. (a)	900	13,905
SonoSite, Inc. (a)	2,200	57,156
St. Jude Medical, Inc. (a)	11,390	410,040
STERIS Corp. (a)	460	11,615
Syneron Medical Ltd. (a)	800	25,488
Thermo Electron Corp. (a)	26,490	669,932
Varian Medical Systems, Inc. (a)	33,690	1,154,893
Varian, Inc. (a)	800	30,312

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Zimmer Holdings, Inc. (a)	5,360	417,062
	Health Care Equipment & Supplies Total	5,593,447
Health Care Providers & Services – 1.5%
Accredo Health, Inc. (a)	1,110	49,295
Advisory Board Co. (a)	1,500	65,550
Aetna, Inc.	8,030	601,848
America Service Group, Inc. (a)	1,632	36,116
American Retirement Corp. (a)	2,800	40,712
BioScrip, Inc. (a)	750	4,523
Capital Senior Living Corp. (a)	230	1,290
Caremark Rx, Inc. (a)	12,310	489,692
Cerner Corp. (a)	700	36,757
CIGNA Corp.	3,435	306,746
Community Health Systems, Inc. (a)	2,430	84,831
Cross Country Healthcare, Inc. (a)	480	8,045
DaVita, Inc. (a)	2,730	114,251
Genesis HealthCare Corp. (a)	260	11,151
Gentiva Health Services, Inc. (a)	650	10,517
HCA, Inc.	1,000	53,570
Hooper Holmes, Inc.	1,250	4,775
Hythiam, Inc. (a)	2,400	20,496
Isolagen, Inc. (a)	3,400	21,386
Kindred Healthcare, Inc. (a)	560	19,656
Laboratory Corp. of America Holdings (a)	700	33,740
LifePoint Hospitals, Inc. (a)	1,200	52,608
Medco Health Solutions, Inc. (a)	1,000	49,570
OCA, Inc. (a)	980	4,165
PAREXEL International Corp. (a)	610	14,335
Pediatrix Medical Group, Inc. (a)	240	16,462
Res-Care, Inc. (a)	300	3,753
Stewart Enterprises, Inc., Class A	1,570	9,656
Symbion, Inc. (a)	430	9,189
U.S. Physical Therapy, Inc. (a)	1,300	18,174
United Surgical Partners International, Inc. (a)	220	10,069
UnitedHealth Group, Inc.	10,580	1,009,120
WellPoint, Inc. (a)	7,100	889,985
	Health Care Providers & Services Total	4,102,033
Pharmaceuticals – 4.3%
Abbott Laboratories	27,590	1,286,246

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Advancis Pharmaceutical Corp. (a)	4,200	15,540
BioSante Pharmaceuticals, Inc. (a)	2,600	10,400
Bone Care International, Inc. (a)	1,800	46,692
Bradley Pharmaceuticals, Inc. (a)	470	4,493
Bristol-Myers Squibb Co.	10,455	266,184
Caraco Pharmaceutical Laboratories Ltd. (a)	1,100	8,998
DepoMed, Inc. (a)	7,600	29,944
DOV Pharmaceutical, Inc. (a)	3,100	42,408
Endo Pharmaceuticals Holdings, Inc. (a)	2,380	53,669
GlaxoSmithKline PLC	29,027	664,725
GlaxoSmithKline PLC, ADR	5,989	275,015
IVAX Corp. (a)	16,100	318,297
Johnson & Johnson	46,064	3,093,658
Medicis Pharmaceutical Corp., Class A	3,280	98,334
Merck & Co., Inc.	12,613	408,283
Nektar Therapeutics (a)	5,580	77,785
Neurochem, Inc. (a)	2,000	23,820
Novartis AG, ADR	25,168	1,177,359
Novartis AG, Registered Shares	16,531	771,101
Noven Pharmaceuticals, Inc. (a)	2,300	39,008
Perrigo Co.	610	11,682
Pfizer, Inc.	66,510	1,747,218
Renovis, Inc. (a)	3,100	25,017
Salix Pharmaceuticals Ltd. (a)	2,800	46,172
Shire Pharmaceuticals Group PLC, ADR	1,600	54,848
Taro Pharmaceuticals Industries Ltd. (a)	1,100	34,716
Teva Pharmaceutical Industries Ltd., ADR	32,670	1,012,770
	Pharmaceuticals Total	11,644,382
	HEALTH CARE TOTAL	23,200,629
INDUSTRIALS – 7.7%
Aerospace & Defense – 1.0%
AAR Corp. (a)	700	9,520
DRS Technologies, Inc. (a)	1,800	76,500
Esterline Technologies Corp. (a)	480	16,584
General Dynamics Corp.	7,166	767,120
Goodrich Corp.	1,500	57,435

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Herley Industries, Inc. (a)	350	5,989
Honeywell International, Inc.	7,820	290,982
Kaman Corp., Class A	590	7,345
L-3 Communications Holdings, Inc.	1,320	93,746
Ladish Co., Inc. (a)	740	8,732
Northrop Grumman Corp.	800	43,184
Precision Castparts Corp.	290	22,333
United Defense Industries, Inc.	1,340	98,383
United Technologies Corp.	10,772	1,095,082
	Aerospace & Defense Total	2,592,935
Air Freight & Logistics – 0.1%
C.H. Robinson Worldwide, Inc.	1,540	79,356
EGL, Inc. (a)	2,000	45,600
Expeditors International of Washington, Inc.	850	45,518
HUB Group, Inc., Class A (a)	360	22,561
Ryder System, Inc.	220	9,174
UTI Worldwide, Inc.	800	55,560
	Air Freight & Logistics Total	257,769
Airlines – 0.0%
MAIR Holdings, Inc. (a)	380	3,389
Skywest, Inc.	520	9,667
	Airlines Total	13,056
Building Products – 0.4%
American Standard Companies, Inc.	20,740	963,995
Masco Corp.	2,500	86,675
NCI Building Systems, Inc. (a)	380	14,668
	Building Products Total	1,065,338
Commercial Services & Supplies – 1.0%
ABM Industries, Inc.	520	10,000
Angelica Corp.	270	7,560
Avery Dennison Corp.	700	43,351
Brink’s Co.	2,000	69,200
Casella Waste Systems, Inc., Class A (a)	1,100	14,553
Cendant Corp.	15,305	314,365
Century Business Services, Inc. (a)	660	2,706
ChoicePoint, Inc. (a)	2,520	101,077
Consolidated Graphics, Inc. (a)	490	25,774
Corporate Executive Board Co.	3,150	201,442

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Danka Business Systems PLC, ADR (a)	730	1,168
Educate, Inc. (a)	3,400	47,158
Education Management Corp. (a)	1,330	37,174
Electro Rent Corp. (a)	210	2,818
Healthcare Services Group, Inc.	630	15,278
Imagistics International, Inc. (a)	540	18,862
Intersections, Inc. (a)	2,300	33,465
Laureate Education, Inc. (a)	1,200	51,348
Manpower, Inc.	3,700	161,024
MDC Partners, Inc., Class A (a)	3,600	34,236
Navigant Consulting, Inc. (a)	2,000	54,460
NCO Group, Inc. (a)	2,030	39,687
Republic Services, Inc.	5,059	169,375
Robert Half International, Inc.	3,250	87,620
Secom Co., Ltd.	14,500	603,237
Sourcecorp, Inc. (a)	330	6,646
TeleTech Holdings, Inc. (a)	810	10,465
Waste Management, Inc.	22,498	649,067
	Commercial Services & Supplies Total	2,813,116
Construction & Engineering – 0.1%
Chicago Bridge & Iron Co., NV, N.Y. Registered Shares	1	44
Comfort Systems USA, Inc. (a)	1,110	8,603
Dycom Industries, Inc. (a)	490	11,265
EMCOR Group, Inc. (a)	160	7,491
Fluor Corp.	500	27,715
Jacobs Engineering Group, Inc. (a)	2,210	114,743
MasTec, Inc. (a)	170	1,396
Washington Group International, Inc. (a)	310	13,947
	Construction & Engineering Total	185,204
Electrical Equipment – 0.6%
Acuity Brands, Inc.	1,200	32,400
AMETEK, Inc.	1,100	44,275
C&D Technologies, Inc.	480	4,824
Genlyte Group, Inc. (a)	180	16,194
Hubbell, Inc., Class B	500	25,550
Plug Power, Inc. (a)	6,400	42,240
Powell Industries, Inc. (a)	220	4,074

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – (continued)
Rockwell Automation, Inc.	13,070	740,285
Vestas Wind Systems A/S (a)	38,908	562,010
Woodward Governor Co.	180	12,906
	Electrical Equipment Total	1,484,758
Industrial Conglomerates – 2.7%
Carlisle Companies, Inc.	800	55,816
General Electric Co.	118,374	4,268,567
Siemens AG, Registered Shares	5,400	427,433
Textron, Inc.	12,764	952,450
Tyco International Ltd.	48,000	1,622,400
	Industrial Conglomerates Total	7,326,666
Machinery – 1.3%
AGCO Corp. (a)	1,400	25,550
Alamo Group, Inc.	230	5,690
Atlas Copco AB, Class A	7,079	338,888
Briggs & Stratton Corp.	340	12,379
Cuno, Inc. (a)	900	46,251
Deere & Co.	6,143	412,380
Donaldson Co., Inc.	590	19,045
Dover Corp.	700	26,453
Eaton Corp.	6,662	435,695
EnPro Industries, Inc. (a)	530	14,575
Harsco Corp.	370	22,056
Ingersoll-Rand Co., Ltd., Class A	9,080	723,222
ITT Industries, Inc.	4,140	373,594
Joy Global, Inc.	2,500	87,650
Kadant, Inc. (a)	600	11,130
Kennametal, Inc.	600	28,494
Navistar International Corp. (a)	1,400	50,960
Parker Hannifin Corp.	500	30,460
RAE Systems, Inc. (a)	2,800	8,596
Robbins & Myers, Inc.	450	9,904
Tecumseh Products Co., Class A	220	8,714
Terex Corp.	2,590	112,147
Volvo AB, Class B	13,540	598,403
Wabash National Corp.	2,000	48,800
	Machinery Total	3,451,036
Road & Rail – 0.3%
Burlington Northern Santa Fe Corp.	1,100	59,323
Covenant Transport, Inc., Class A (a)	380	6,688

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
Dollar Thrifty Automotive Group, Inc. (a)	330	10,817
East Japan Railway Co.	127	682,356
Genesee & Wyoming, Inc., Class A (a)	1,971	51,069
Heartland Express, Inc.	2,600	49,790
Landstar System, Inc. (a)	1,141	37,368
Sirva, Inc. (a)	2,000	14,220
U.S. Xpress Enterprises, Inc., Class A (a)	220	3,597
Werner Enterprises, Inc.	550	10,686
	Road & Rail Total	925,914
Trading Companies & Distributors – 0.2%
Aceto Corp.	3,300	24,486
Hughes Supply, Inc.	520	15,470
Mitsubishi Corp.	35,700	462,547
United Rentals, Inc. (a)	1,300	26,273
Watsco, Inc.	580	24,418
	Trading Companies & Distributors Total	553,194
	INDUSTRIALS TOTAL	20,668,986
INFORMATION TECHNOLOGY – 9.6%
Communications Equipment – 1.5%
Anaren, Inc. (a)	670	8,127
Andrew Corp. (a)	4,500	52,695
Audiovox Corp., Class A (a)	1,900	24,206
Avocent Corp. (a)	1,280	32,845
Belden CDT, Inc.	320	7,107
Black Box Corp.	200	7,482
Cisco Systems, Inc. (a)	74,380	1,330,658
Comverse Technology, Inc. (a)	4,410	111,220
Finisar Corp. (a)	9,600	12,000
Foundry Networks, Inc. (a)	3,700	36,630
Harris Corp.	2,020	65,953
Inter-Tel, Inc.	1,693	41,479
Juniper Networks, Inc. (a)	2,690	59,341
NICE Systems Ltd., ADR (a)	1,500	48,330
NMS Communications Corp. (a)	4,400	18,876
Nokia Oyj, ADR	60,196	928,824
Polycom, Inc. (a)	2,170	36,782
QUALCOMM, Inc.	22,490	824,258

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Telefonaktiebolaget LM Ericsson, Class B (a)	138,199	388,941
Tellabs, Inc. (a)	12,840	93,732
Tollgrade Communications, Inc. (a)	530	3,657
	Communications Equipment Total	4,133,143
Computers & Peripherals – 1.7%
ActivCard Corp. (a)	810	5,143
Advanced Digital Information Corp. (a)	150	1,230
Apple Computer, Inc. (a)	2,760	115,009
Applied Films Corp. (a)	1,800	41,616
Dell, Inc. (a)	31,100	1,194,862
Electronics for Imaging, Inc. (a)	170	3,033
EMC Corp.	22,990	283,237
Hypercom Corp. (a)	960	4,541
Imation Corp.	90	3,127
Intergraph Corp. (a)	190	5,474
International Business Machines Corp.	21,428	1,958,091
Lexmark International, Inc., Class A (a)	6,926	553,872
Network Appliance, Inc. (a)	4,900	135,534
PalmSource, Inc. (a)	2,700	24,408
Pinnacle Systems, Inc. (a)	4,400	24,596
SanDisk Corp. (a)	3,030	84,234
SimpleTech, Inc. (a)	8,000	31,520
	Computers & Peripherals Total	4,469,527
Electronic Equipment & Instruments – 0.5%
Agilent Technologies, Inc. (a)	1,500	33,300
Agilysys, Inc.	410	8,061
Amphenol Corp., Class A	1,400	51,856
Anixter International, Inc. (a)	1,400	50,610
Arrow Electronics, Inc. (a)	1,700	43,095
AU Optronics Corp., ADR	39,300	576,138
AVX Corp.	2,300	28,175
Benchmark Electronics, Inc. (a)	270	8,594
Brightpoint, Inc. (a)	770	14,422
Checkpoint Systems, Inc. (a)	510	8,609
Dolby Laboratories, Inc., Class A (a)	500	11,750
Flextronics International Ltd. (a)	2,000	24,080
FLIR Systems, Inc. (a)	730	22,119
Global Imaging Systems, Inc. (a)	1,600	56,736
HOYA Corp.	3,000	330,208
Identix, Inc. (a)	1,000	5,050

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
Ingram Micro, Inc., Class A (a)	800	13,336
Itron, Inc. (a)	1,900	56,316
Littelfuse, Inc. (a)	1,200	34,380
Mettler-Toledo International, Inc. (a)	500	23,750
MTS Systems Corp.	370	10,741
NU Horizons Electronics Corp. (a)	850	6,078
OSI Systems, Inc. (a)	330	5,778
Photon Dynamics, Inc. (a)	1,400	26,684
Planar Systems, Inc. (a)	400	3,608
Vishay Intertechnology, Inc. (a)	550	6,836
	Electronic Equipment & Instruments Total	1,460,310
Internet Software & Services – 0.4%
Ask Jeeves, Inc. (a)	2,080	58,406
Check Point Software Technologies Ltd. (a)	5,540	120,440
Corillian Corp. (a)	9,700	33,756
Digital River, Inc. (a)	1,200	37,392
Digitas, Inc. (a)	5,920	59,792
Equinix, Inc. (a)	1,000	42,340
Keynote Systems, Inc. (a)	640	7,597
Stellent, Inc. (a)	420	3,532
TeleCommunication Systems, Inc., Class A (a)	6,400	17,088
VeriSign, Inc. (a)	1,490	42,763
Yahoo!, Inc. (a)	20,010	678,339
	Internet Software & Services Total	1,101,445
IT Services – 0.6%
Accenture Ltd., Class A (a)	26,457	638,937
Acxiom Corp.	490	10,256
Affiliated Computer Services, Inc., Class A (a)	900	47,916
Alliance Data Systems Corp. (a)	1,100	44,440
Automatic Data Processing, Inc.	12,309	553,290
Cognizant Technology Solutions Corp., Class A (a)	6,740	311,388
Computer Horizons Corp. (a)	210	766
DST Systems, Inc. (a)	400	18,472
Inforte Corp. (a)	640	3,456
Lightbridge, Inc. (a)	790	4,779
MAXIMUS, Inc. (a)	1,470	49,230

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
It Services – (continued)
MPS Group, Inc. (a)	1,830	19,233
	IT Services Total	1,702,163
Office Electronics – 0.2%
Xerox Corp. (a)	27,083	410,308
Zebra Technologies Corp., Class A (a)	590	28,019
	Office Electronics Total	438,327
Semiconductors & Semiconductor Equipment – 2.6%
Advanced Micro Devices, Inc. (a)	10,900	175,708
Altera Corp. (a)	29,450	582,521
ARM Holdings PLC	140,100	278,381
ASML Holding N.V., N.Y. Registered Shares (a)	21,240	356,195
Broadcom Corp., Class A (a)	3,830	114,594
Brooks Automation, Inc. (a)	3,700	56,166
Cypress Semiconductor Corp. (a)	3,500	44,100
DSP Group, Inc. (a)	1,200	30,912
Entegris, Inc. (a)	6,300	62,307
Exar Corp. (a)	630	8,442
FEI Co. (a)	2,200	50,930
Integrated Circuit Systems, Inc. (a)	1,100	21,032
Intel Corp.	59,740	1,387,760
IXYS Corp. (a)	5,100	58,344
KLA-Tencor Corp.	1,420	65,334
Leadis Technology, Inc. (a)	2,600	15,548
Linear Technology Corp.	5,430	208,023
Marvell Technology Group Ltd. (a)	4,470	171,380
Mykrolis Corp. (a)	3,000	42,900
National Semiconductor Corp.	20,360	419,620
Nikon Corp.	56,000	644,074
NVIDIA Corp. (a)	2,860	67,954
Pericom Semiconductor Corp. (a)	510	4,371
Samsung Electronics Co., Ltd., Registered Shares, GDR	3,335	825,412
Silicon Image, Inc. (a)	2,700	27,162
Silicon Laboratories, Inc. (a)	3,120	92,695
Silicon Storage Technology, Inc. (a)	5,600	20,832
Standard Microsystems Corp. (a)	170	2,951
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	34,750	294,680
Teradyne, Inc. (a)	20,790	303,534
Texas Instruments, Inc.	18,840	480,232

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Ultratech, Inc. (a)	2,800	40,880
Zoran Corp. (a)	3,700	38,295
	Semiconductors & Semiconductor Equipment Total	6,993,269
Software – 2.1%
Amdocs Ltd. (a)	12,420	352,728
Autodesk, Inc.	6,200	184,512
BMC Software, Inc. (a)	3,710	55,650
Business Objects SA, ADR (a)	1,480	39,797
Captaris, Inc. (a)	1,300	5,265
Captiva Software Corp. (a)	3,600	38,988
Citrix Systems, Inc. (a)	4,260	101,473
Epicor Software Corp. (a)	3,400	44,540
FileNET Corp. (a)	1,400	31,892
Hyperion Solutions Corp. (a)	1,640	72,341
Internet Security Systems, Inc. (a)	480	8,784
Lawson Software, Inc. (a)	640	3,776
Magma Design Automation, Inc. (a)	2,800	33,236
Manhattan Associates, Inc. (a)	2,300	46,851
Mercury Interactive Corp. (a)	3,240	153,511
Micromuse, Inc. (a)	10,600	48,018
Microsoft Corp.	123,810	2,992,488
MSC.Software Corp. (a)	820	9,127
OpenTV Corp., Class A (a)	8,400	23,856
Oracle Corp. (a)	18,550	231,504
PLATO Learning, Inc. (a)	1,050	8,190
SAP AG, ADR	1,969	317,352
ScanSoft, Inc. (a)	6,100	22,692
SeaChange International, Inc. (a)	3,060	39,627
Shanda Interactive Entertainment Ltd., ADS (a)	1,910	57,682
Sybase, Inc. (a)	390	7,199
Symantec Corp. (a)	22,010	469,473
TIBCO Software, Inc. (a)	5,020	37,399
Transaction Systems Architects, Inc., Class A (a)	620	14,353
VERITAS Software Corp. (a)	3,700	85,914

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Verity, Inc. (a)	2,300	21,735
	Software Total	5,559,953
	INFORMATION TECHNOLOGY TOTAL	25,858,137
MATERIALS – 2.3%
Chemicals – 1.2%
Agrium, Inc.	2,200	40,150
Air Products & Chemicals, Inc.	18,031	1,141,182
Airgas, Inc.	1,310	31,296
BOC Group PLC	18,857	362,765
Celanese Corp., Series A (a)	1,400	25,186
Cytec Industries, Inc.	250	13,562
Eastman Chemical Co.	1,100	64,900
Engelhard Corp.	1,100	33,033
H.B. Fuller Co.	440	12,760
International Flavors & Fragrances, Inc.	1,300	51,350
Kaneka Corp.	31,000	342,372
Landec Corp. (a)	5,100	37,128
LESCO, Inc. (a)	40	580
Lubrizol Corp.	1,300	52,832
Lyondell Chemical Co.	2,900	80,968
Minerals Technologies, Inc.	190	12,498
Nalco Holding Co. (a)	1,800	33,894
Potash Corp. of Saskatchewan, Inc.	3,020	264,280
PPG Industries, Inc.	3,853	275,567
Rohm and Haas Co.	1,100	52,800
Schulman (A.), Inc.	580	10,104
Sensient Technologies Corp.	380	8,193
Shin-Etsu Chemical Co., Ltd.	8,600	325,694
Stepan Co.	310	7,288
UAP Holding Corp. (a)	3,600	57,960
	Chemicals Total	3,338,342
Construction Materials – 0.3%
Eagle Materials, Inc.	240	19,426
Holcim Ltd., Registered Shares	6,407	393,927
Lafarge SA	2,311	223,825
Martin Marietta Materials, Inc.	700	39,144
	Construction Materials Total	676,322
Containers & Packaging – 0.1%
AptarGroup, Inc.	220	11,436
Bemis Co., Inc.	1,200	37,344

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – (continued)
Crown Holdings, Inc. (a)	2,500	38,900
Greif, Inc., Class A	370	25,781
Packaging Corp. of America	2,200	53,438
Pactiv Corp. (a)	1,500	35,025
	Containers & Packaging Total	201,924
Metals & Mining – 0.2%
Allegheny Technologies, Inc.	3,290	79,322
Alpha Natural Resources, Inc. (a)	220	6,307
AMCOL International Corp.	1,640	30,767
Blue Earth Refineries, Inc. (a)(b)	3,000	—
Carpenter Technology Corp.	260	15,447
Coeur d’Alene Mines Corp. (a)	2,010	7,377
CONSOL Energy, Inc.	710	33,384
Freeport-McMoRan Copper & Gold, Inc., Class B	1,690	66,941
Inco Ltd. (a)	2,570	102,286
Massey Energy Co.	880	35,235
Metal Management, Inc.	360	9,245
Peabody Energy Corp.	2,300	106,628
Phelps Dodge Corp.	430	43,744
RTI International Metals, Inc. (a)	660	15,444
Steel Technologies, Inc.	270	6,477
	Metals & Mining Total	558,604
Paper & Forest Products – 0.5%
Georgia-Pacific Corp.	1,700	60,333
MeadWestvaco Corp.	24,825	789,931
Mercer International, Inc. (a)	1,130	10,340
P.H. Glatfelter Co.	790	11,653
Weyerhaeuser Co.	7,417	508,064
	Paper & Forest Products Total	1,380,321
	MATERIALS TOTAL	6,155,513
TELECOMMUNICATION SERVICES – 1.9%
Diversified Telecommunication Services – 1.4%
BellSouth Corp.	16,821	442,224
North Pittsburgh Systems, Inc.	390	7,708
SBC Communications, Inc.	48,988	1,160,526
Telefonica SA	33,033	575,621
Telenor ASA	61,500	552,656

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
Verizon Communications, Inc.	26,183	929,497
	Diversified Telecommunication Services Total	3,668,232
Wireless Telecommunication Services – 0.5%
American Tower Corp., Class A (a)	3,650	66,539
Cosmote Mobile Telecommunications SA	16,200	284,396
Crown Castle International Corp. (a)	4,370	70,182
Millicom International Cellular SA (a)	2,986	60,526
Mobile TeleSystems, ADR	1,230	43,284
NTT DoCoMo, Inc.	357	599,412
Price Communications Corp. (a)	500	8,750
SpectraSite, Inc. (a)	1,010	58,550
Telephone & Data Systems, Inc.	1,100	89,760
VimpelCom, ADR (a)	960	33,043
	Wireless Telecommunication Services Total	1,314,442
	TELECOMMUNICATION SERVICES TOTAL	4,982,674
UTILITIES – 1.3%
Electric Utilities – 1.2%
ALLETE, Inc.	230	9,625
American Electric Power Co., Inc.	8,567	291,792
Central Vermont Public Service Corp.	550	12,364
CH Energy Group, Inc.	370	16,909
Edison International	1,300	45,136
El Paso Electric Co. (a)	620	11,780
Entergy Corp.	8,689	613,965
Exelon Corp.	12,075	554,122
FPL Group, Inc. (a)	7,792	312,849
Maine & Maritimes Corp.	120	3,030
MGE Energy, Inc.	220	7,293
Otter Tail Corp.	320	8,013
PG&E Corp.	10,978	374,350
PPL Corp.	500	26,995
Puget Energy, Inc.	540	11,901
TXU Corp.	11,738	934,697
	Electric Utilities Total	3,234,821
Gas Utilities – 0.0%
Cascade Natural Gas Corp.	240	4,790
Northwest Natural Gas Co.	180	6,511
WGL Holdings, Inc.	190	5,882
	Gas Utilities Total	17,183

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities & Unregulated Power – 0.1%
Constellation Energy Group	1,500	77,550
Energy East Corp.	1,300	34,086
Multi-Utilities & Unregulated Power Total		111,636
UTILITIES TOTAL		3,363,640
Total Common Stocks (cost of $146,432,108)		171,206,195

	Par ($)
Mortgage Backed Securities – 11.5%
AGENCY COLLATERALIZED MORTGAGE-OBLIGATIONS – 0.8%
Federal Home Loan Mortgage Corp.
5.000% 07/25/15	1,500,000	1,510,260
5.000% 12/25/15	615,000	617,450
AGENCY COLLATERALIZED MORTGAGE-OBLIGATIONS TOTAL		2,127,710
MORTGAGE-BACKED OBLIGATIONS – 10.7%
Federal Home Loan Mortgage Corp.
5.000% 05/01/34–09/01/34	1,444,938	1,414,695
5.500% 12/01/32	95,135	95,624
5.500% 09/01/34	1,579,794	1,584,950
6.500% 12/01/10–07/01/31	1,925,501	2,007,614
7.000% 04/01/29–08/01/31	41,336	43,575
7.500% 07/01/15–01/01/30	43,066	46,006
8.000% 09/01/15	17,190	18,149
12.000% 07/01/20	118,507	130,868
Federal National Mortgage Association
4.500% 05/01/34	480,938	456,637
5.000% 06/01/18–08/01/33	6,058,887	6,024,142
5.500% 05/01/16–10/01/34	8,316,120	8,341,633
6.000% 04/01/16–07/01/31	130,194	133,965
6.120% 10/01/08	230,324	226,988
6.500% 08/01/31–12/01/31	552,117	574,248
6.625% 09/15/09	2,595,000	2,819,294
7.000% 07/01/31–12/01/32	449,705	474,333
7.500% 09/01/15–08/01/31	101,672	108,424
8.000% 04/01/30–05/01/30	20,807	22,401
8.000% 04/01/30	3,360	3,618
TBA:
5.000% 12/01/29	750,000	733,125

		Par ($)	Value ($)
MORTGAGE-BACKED SECURITIES – (continued)
	6.000% 12/01/29	1,500,000	1,532,813
Government National Mortgage Association
	3.750% 07/20/25	38,897	39,434
	6.000% 12/15/28–03/15/29	1,101,597	1,134,967
	6.500% 05/15/13–05/15/29	181,960	190,780
	7.000% 11/15/13–06/15/31	21,956	23,212
	7.500% 09/15/29	14,864	15,948
	8.000% 03/15/26–03/15/26	440,854	475,565
	9.000% 12/15/17	6,036	6,572
	MORTGAGE-BACKED SECURITIES TOTAL		28,679,580
	Total Mortgage Backed Securities (cost of $30,608,998)		30,807,290
Government Agencies & Obligations – 2.1%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 2.1%
Federal Home Loan Mortgage Corp.
	4.625% 10/15/14	683,000	668,641
U.S. Treasury Bill	2.480% 05/12/05	755,000	752,799
U.S. Treasury Bonds
	3.500% 11/15/06	625,000	623,047
	4.750% 05/15/14	1,085,000	1,105,344
	6.250% 08/15/23	1,180,000	1,373,916
U.S. Treasury Note	4.250% 08/15/14	1,250,000	1,225,781
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		5,749,528
	Total U.S. Government Agencies & Obligations (cost of $5,798,689)		5,749,528
Corporate Fixed-Income Bonds & Notes – 12.0%
BASIC MATERIALS – 0.4%
Chemicals – 0.2%
Airgas, Inc.
	6.250% 07/15/14	5,000	5,000
	9.125% 10/01/11	140,000	152,250
Equistar Chemicals LP
	10.125% 09/01/08	60,000	66,000
	10.625% 05/01/11	15,000	16,913
Ethyl Corp.
	8.875% 05/01/10	45,000	48,150
MacDermid, Inc.
	9.125% 07/15/11	80,000	86,700
Nalco Co.
	7.750% 11/15/11	90,000	94,050

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
PQ Corp.
	7.500% 02/15/13(c)	5,000	5,000
	Chemicals Total		474,063
Forest Products & Paper – 0.2%
Boise Cascade LLC
	7.125% 10/15/14(c)	100,000	101,750
Westvaco Corp.	8.200% 01/15/30	365,000	454,272
	Forest Products & Paper Total		556,022
Iron/Steel – 0.0%
Russel Metals, Inc.
	6.375% 03/01/14	80,000	78,000
	Iron/Steel Total		78,000
	BASIC MATERIALS TOTAL		1,108,085
COMMUNICATIONS – 1.2%
Advertising – 0.2%
Lamar Media Corp.
	7.250% 01/01/13	200,000	209,250
R.H. Donnelley Finance Corp.
	10.875% 12/15/12(c)	175,000	201,250
	Advertising Total		410,500
Media – 0.5%
Comcast Corp.	7.050% 03/15/33	350,000	391,489
Dex Media West LLC
	5.875% 11/15/11	160,000	153,600
DirecTV Holdings LLC
	8.375% 03/15/13	185,000	199,337
EchoStar DBS Corp.
	5.750% 10/01/08	135,000	133,313
	6.625% 10/01/14(c)	90,000	86,850
Emmis Operating Co.
	6.875% 05/15/12	55,000	53,625
LIN Television Corp.
	6.500% 05/15/13	110,000	107,250
Rogers Cable, Inc.
	6.250% 06/15/13	120,000	117,600
	7.875% 05/01/12	30,000	31,725
	Media Total		1,274,789

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – 0.5%
Nextel Communications, Inc.
	5.950% 03/15/14	45,000	44,775
	7.375% 08/01/15	125,000	131,875
Rogers Wireless, Inc.
	7.500% 03/15/15(c)	70,000	72,100
	8.000% 12/15/12	145,000	148,988
Sprint Capital Corp.	6.125% 11/15/08	475,000	497,429
Verizon Global Funding Corp.	7.750% 12/01/30	475,000	571,292
	Telecommunications Total		1,466,459
	COMMUNICATIONS TOTAL		3,151,748
CONSUMER CYCLICAL – 1.5%
Airlines – 0.7%
Continental Airlines, Inc.	7.461% 04/01/15	405,008	376,657
United Air Lines, Inc.
	7.032% 10/01/10(d)	1,372,048	1,269,144
	9.200% 03/22/08(e)	507,021	233,230
	Airlines Total		1,879,031
Entertainment – 0.1%
Cinemark USA, Inc.
	9.000% 02/01/13	100,000	108,500
Speedway Motorsports, Inc.
	6.750% 06/01/13	100,000	101,250
Warner Music Group
	7.375% 04/15/14(c)	75,000	77,813
	Entertainment Total		287,563
Home Builders – 0.1%
KB Home
	8.625% 12/15/08	150,000	163,875
Toll Corp.
	8.250% 12/01/11	205,000	219,863
	Home Builders Total		383,738
Leisure Time – 0.1%
K2, Inc.
	7.375% 07/01/14	50,000	51,750
Leslie’s Poolmart
	7.750% 02/01/13(c)	50,000	50,500
Royal Caribbean Cruises Ltd.
	6.750% 03/15/08	50,000	52,063
	6.875% 12/01/13	50,000	52,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – (continued)
	8.750% 02/02/11	130,000	147,712
	Leisure Time Total		354,525
Lodging – 0.3%
Kerzner International, Ltd.
	8.875% 08/15/11	45,000	48,375
MGM Mirage, Inc.
	6.000% 10/01/09	90,000	89,100
	9.750% 06/01/07	20,000	21,550
Park Place Entertainment Corp.
	7.875% 03/15/10	30,000	32,625
	8.875% 09/15/08	25,000	27,500
	9.375% 02/15/07	25,000	26,687
Starwood Hotels & Resorts Worldwide, Inc.
	7.875% 05/01/12	110,000	121,275
Station Casinos, Inc.
	6.500% 02/01/14	225,000	222,750
Wynn Las Vegas LLC
	6.625% 12/01/14(c)	115,000	109,250
	Lodging Total		699,112
Retail – 0.2%
AutoNation, Inc.
	9.000% 08/01/08	85,000	93,500
Couche-Tard
	7.500% 12/15/13	105,000	109,987
Domino’s, Inc.
	8.250% 07/01/11	75,000	78,375
Group 1 Automotive, Inc.
	8.250% 08/15/13	55,000	55,550
Suburban Propane Partners
	6.875% 12/15/13	85,000	83,619
	Retail Total		421,031
	CONSUMER CYCLICAL TOTAL		4,025,000
CONSUMER NON-CYCLICAL – 1.0%
Beverages – 0.2%
Constellation Brands, Inc.
	8.125% 01/15/12	175,000	186,375
Cott Beverages, Inc.
	8.000% 12/15/11	200,000	211,500
	Beverages Total		397,875

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – 0.1%
Corrections Corp. of America
	6.250% 03/15/13(c)	30,000	28,350
	7.500% 05/01/11	120,000	121,200
Iron Mountain, Inc.
	7.750% 01/15/15	10,000	9,875
	8.625% 04/01/13	150,000	151,500
United Rentals, Inc.
	7.750% 11/15/13	85,000	82,237
	Commercial Services Total		393,162
Cosmetics/Personal Care – 0.3%
Procter & Gamble Co.	4.750% 06/15/07	750,000	759,840
	Cosmetics/Personal Care Total		759,840
Health Care Services – 0.3%
Coventry Health Care, Inc.
	5.875% 01/15/12(c)	100,000	100,000
Extendicare Health Services
	6.875% 05/01/14	50,000	49,250
	9.500% 07/01/10	15,000	16,369
Fisher Scientific International
	6.750% 08/15/14	145,000	148,263
HCA, Inc.
	6.950% 05/01/12	140,000	145,300
Province Healthcare Co.
	7.500% 06/01/13	175,000	194,687
Select Medical Corp.
	7.625% 02/01/15(c)	55,000	54,725
Triad Hospitals, Inc.
	7.000% 05/15/12	125,000	126,875
	7.000% 11/15/13	45,000	44,213
	Healthcare Services Total		879,682
Household Products/Wares – 0.0%
Scotts Co.
	6.625% 11/15/13	50,000	49,500
	Household Products/Wares Total		49,500
Pharmaceuticals – 0.1%
AmerisourceBergen Corp.	8.125% 09/01/08	75,000	80,438

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Omnicare, Inc.
	6.125% 06/01/13	35,000	34,125
	8.125% 03/15/11	125,000	131,562
	Pharmaceuticals Total		246,125
	CONSUMER NON-CYCLICAL TOTAL		2,726,184
ENERGY – 1.6%
Coal – 0.2%
Arch Western Finance LLC
	6.750% 07/01/13	180,000	179,550
Peabody Energy Corp.
	6.875% 03/15/13	225,000	230,625
	Coal Total		410,175
Oil & Gas – 1.1%
Chesapeake Energy Corp.
	6.375% 06/15/15(c)	100,000	100,000
	7.500% 09/15/13	115,000	122,763
Devon Financing Corp.	6.875% 09/30/11	700,000	771,967
Newfield Exploration Co.
	6.625% 09/01/14	165,000	172,837
Nexen, Inc.	7.875% 03/15/32	750,000	923,145
Pemex Project Funding Master Trust	7.875% 02/01/09	300,000	323,250
Plains Exploration & Production Co.
	7.125% 06/15/14	130,000	137,150
Pogo Producing Co.	6.625% 03/15/15(c)	80,000	80,300
Pride International, Inc.
	7.375% 07/15/14	85,000	90,950
Vintage Petroleum, Inc.	7.875% 05/15/11	100,000	105,000
	Oil & Gas Total		2,827,362
Oil & Gas Equipment & Services – 0.1%
Grant Prideco, Inc.	9.625% 12/01/07	195,000	212,550
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	85,000	84,150
Universal Compression, Inc.
	7.250% 05/15/10	100,000	102,000
	Oil & Gas Equipment & Services Total		398,700
Pipelines – 0.2%
Kinder Morgan Energy Partners	7.300% 08/15/33	325,000	374,072

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
MarkWest Energy Partners
	6.875% 11/01/14(c)	75,000	76,125
Williams Companies, Inc.
	7.125% 09/01/11	20,000	20,800
	8.125% 03/15/12	130,000	141,700
	Pipelines Total		612,697
	ENERGY TOTAL		4,248,934
FINANCIALS – 4.0%
Banks – 1.0%
HSBC Capital Funding LP	9.547% 12/31/49(c)	1,000,000	1,202,370
Rabobank Capital Funding II	5.260% 12/31/49(c)	775,000	797,460
Wells Fargo & Co.	3.000% 03/10/08 (f)	700,000	694,862
	Banks Total		2,694,692
Capital Markets – 0.1%
Merrill Lynch & Co.	4.125% 01/15/09	375,000	368,546
	Capital Markets Total		368,546
Diversified Financial Services – 1.7%
American Express Credit Corp.	3.000% 05/16/08	525,000	503,863
Citicorp	8.040% 12/15/19(c)	1,075,000	1,324,690
Ford Motor Credit Co.	7.375% 02/01/11	600,000	597,600
General Motors Acceptance Corp.	6.875% 08/28/12	400,000	356,932
Goldman Sachs Capital I	6.345% 02/15/34	325,000	336,362
International Lease Finance Corp.	6.375% 03/15/09	475,000	501,415
Morgan Stanley	6.750% 04/15/11	360,000	393,815
UFJ Finance Aruba AEC	6.750% 07/15/13	375,000	405,855
	Diversified Financial Services Total		4,420,532
Insurance – 1.0%
Florida Windstorm Underwriting Association	7.125% 02/25/19(c)	1,150,000	1,288,287
Prudential Insurance Co. of America	7.650% 07/01/07(c)	1,150,000	1,226,050
	Insurance Total		2,514,337
Real Estate Investment Trusts – 0.2%
Health Care Property Investors, Inc.	6.450% 06/25/12	350,000	371,108
Host Marriott LP
	6.375% 03/15/15(c)	60,000	57,150

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – (continued)
iStar Financial, Inc.	7.000% 03/15/08	75,000	78,646
	Real Estate Investment Trusts Total		506,904
	FINANCIALS TOTAL		10,505,011
INDUSTRIALS – 1.5%
Aerospace & Defense – 0.4%
L-3 Communications Corp.
	6.125% 07/15/13	35,000	34,387
	7.625% 06/15/12	175,000	186,375
Raytheon Co.	8.300% 03/01/10	700,000	802,312
TransDigm, Inc.
	8.375% 07/15/11	110,000	112,750
	Aerospace & Defense Total		1,135,824
Environmental Control – 0.2%
Allied Waste North America, Inc.
	9.250% 09/01/12	100,000	106,500
Synagro Technologies, Inc.
	9.500% 04/01/09	25,000	27,188
Waste Management, Inc.	7.375% 08/01/10	350,000	389,004
	Environmental Control Total		522,692
Hand/Machine Tools – 0.1%
Kennametal, Inc.
	7.200% 06/15/12	100,000	110,304
	Hand/Machine Tools Total		110,304
Machinery Diversified – 0.0%
Manitowoc Co., Inc.
	7.125% 11/01/13	10,000	10,450
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	90,000	89,550
	Machinery Diversified Total		100,000
Miscellaneous Manufacturing – 0.3%
General Electric Co.	5.000% 02/01/13	700,000	698,712
	Miscellaneous Manufacturing Total		698,712
Packaging & Containers – 0.3%
Ball Corp.
	6.875% 12/15/12	210,000	217,350
Jefferson Smurfit Corp.	7.375% 07/15/14	90,000	88,650

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Owens-Brockway Glass Container
	6.750% 12/01/14(c)	25,000	24,625
Owens-Illinois, Inc.
	7.500% 05/15/10	160,000	164,400
Silgan Holdings, Inc.
	6.750% 11/15/13	225,000	227,250
Smurfit-Stone Container Corp.	9.750% 02/01/11	110,000	117,700
	Packaging & Containers Total		839,975
Transportation – 0.2%
FedEx Corp.	7.530% 09/23/06	243,899	252,231
Offshore Logistics, Inc.
	6.125% 06/15/13	95,000	92,625
Teekay Shipping Corp.
	8.875% 07/15/11	265,000	300,113

	Transportation Total		644,969
	INDUSTRIALS TOTAL		4,052,476
TECHNOLOGY – 0.0%
Semiconductors – 0.0%
Freescale Semiconductor, Inc.
	6.875% 07/15/11	100,000	102,750
	Semiconductors Total		102,750
	TECHNOLOGY TOTAL		102,750
UTILITIES – 0.8%
Electric – 0.8%
AES Corp.
	7.750% 03/01/14	165,000	170,362
Dominion Resources, Inc.	6.300% 03/15/33	400,000	415,280
Nevada Power Co.
	5.875% 01/15/15(c)	45,000	43,875
	6.500% 04/15/12	30,000	30,825
Northwestern Corp.
	5.875% 11/01/14(c)	10,000	9,938
Public Service Electric & Gas Co.	4.000% 11/01/08	675,000	660,049
Scottish Power PLC	4.910% 03/15/10	350,000	350,462
Southern Power Co.	6.250% 07/15/12	405,000	436,869

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Texas Genco LLC
	6.875% 12/15/14(c)	75,000	75,000
	Electric Total		2,192,660
	UTILITIES TOTAL		2,192,660
	Total Corporate Fixed-Income Bonds & Notes (cost of $31,668,683)		32,112,848
Asset-Backed Securities – 3.5%
AmeriCredit Automobile Receivables Trust	3.930% 10/06/11	800,000	780,816
California Infrastructure	6.420% 12/26/09	1,200,000	1,254,996
Capital One Multi-Asset Execution Trust	3.650% 07/15/11	870,000	849,172
Chase Manhattan Auto Owner Trust	3.800% 05/15/08	129,848	130,014
Chemical Bank Master Credit Card Trust I	5.980% 09/15/08	150,000	152,742
Citibank Credit Card Issuance Trust	2.900% 05/17/10	1,800,000	1,723,698
Consumer Funding LLC	5.430% 04/20/15	510,000	526,504
Green Tree Financial Corp.	6.870% 01/15/29	161,554	169,614
Navistar Financial, Series B	3.250% 10/15/10	1,700,000	1,666,442
Origen Manufactured Housing	3.380% 08/15/17	550,000	533,648
PG&E Energy Recovery Funding LLC	3.870% 06/25/11	660,000	652,258
Providian Gateway Master Trust	3.350% 09/15/11(c)	200,000	195,224
Standard Credit Card Master Trust	6.550% 10/07/07	500,000	507,765
	Total Asset-Backed Securities (cost of $9,431,163)		9,142,893
Collateralized Mortgage Obligations – 1.8%
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
American Mortgage Trust	8.445% 09/27/22	24,514	22,063
Rural Housing Trust	6.330% 04/01/26	9,935	9,903
	COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		31,966
COMMERCIAL MORTGAGE BACKED SECURITIES – 1.8%
First Union Chase Commercial Mortgage	6.645% 06/15/31	750,000	794,452
LB-UBS Commercial Mortgage Trust	6.510% 12/15/26	3,750,000	4,024,200
	COMMERCIAL MORTGAGE BACKED SECURITIES TOTAL		4,818,652
	Total Collateralized Mortgage Obligations (cost of $4,690,794)		4,850,618
Investment Management Companies – 1.9%
	iShares Russell 1000 Value Index Fund	23,233	1,528,964

		Par ($)	Value ($)
Investment Management Companies – (continued)
	SPDR Trust Series 1	30,000	3,538,800
	Total Investment Management Companies (cost of $5,066,219)		5,067,764

		Shares
Preferred Stocks – 0.3%
CONSUMER DISCRETIONARY – 0.1%
Media – 0.1%
	News Corp., Class A	17,070	288,824
	Media Total		288,824
	CONSUMER DISCRETIONARY TOTAL		288,824
HEALTH CARE – 0.2%
Health Care Providers & Services – 0.2%
	Fresenius AG	4,812	554,023
	Health Care Providers & Services Total		554,023
	HEALTH CARE TOTAL		554,023
	Total Preferred Stocks (cost of $809,016)		842,847

		Par ($)
Municipal Bond – 0.1%
ILLINOIS – 0.1%
IL State Taxable Pension	5.100% 06/01/33	400,000	384,192
	TOTAL ILLINOIS		384,192
	Total Municipal Bond (cost of $356,493)		384,192

		Shares ($)
Convertible Preferred Stock – 0.0%
BASIC MATERIALS – 0.0%
Chemicals – 0.0%
	Celanese Corp.	200	5,550
	Chemicals Total		5,550
	BASIC MATERIALS TOTAL		5,550
	Total Convertible Preferred Stock (cost of $5,000)		5,550

		Par ($)
Short-Term Obligations – 3.8%
REPURCHASE AGREEMENTS – 3.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.450%, collateralized by U.S. Treasury Bonds and Notes with various maturities to 11/15/24, market value of $8,195,977 (repurchase proceeds $8,005,545)	8,005,000	8,005,000
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 0.8%
Government & Agency Discount Notes – 0.8%
Federal Home Loan Mortgage Corp. Discount Note	2.450% 04/01/05	2,250,000	2,248,157
	Total Short-Term Obligations (cost of $10,253,157)		10,253,157
	Total Investments – 100.9% (cost of $245,120,320)(g)(h)		270,422,882
	Other Assets & Liabilities, Net – (0.9)%		(2,289,741)
	Net Assets – 100.0%		268,133,141

Notes to Investment Portfolio:

*Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s (Funds’) shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	Security has no value.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $7,388,682, which represents 2.8% of net assets.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. As of March 31, 2005, the value of this security represents 0.5% of net assets..

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of March 31, 2005, the value of this security represents 0.1% of net assets..

(f)	Floating rate note. The interest rate shown reflects the rate as of March 31, 2005.

(g)	Cost for federal income tax purposes is $245,386,631.

(h)	Unrealized appreciation and depreciation at March 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$30,724,166	$5,687,915	$25,036,251

Acronym	Name
ADR	American Depositary Receipt
ADS	American Depositary Share
AMBAC	Ambac Assurance Corp.
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced

INVESTMENT PORTFOLIO

March 31, 2005 (Unaudited)	Liberty Federal Securities Fund, Variable Series

		Par ($)	Value ($)*
Mortgage-Backed Securities – 49.4%
Federal Home Loan Mortgage Corp.
	5.500% 08/01/17–12/01/17	170,513	174,172
	6.000% 04/01/32	43,655	44,739
	7.000% 06/01/16–01/01/26	234,443	247,661
	7.500% 02/01/23–05/01/24	161,561	173,792
	8.500% 05/01/06	490	499
	10.500% 06/01/13–02/01/19	25,848	28,182
	10.750% 11/01/09	24,032	25,734
	11.250% 10/01/09–07/01/13	8,904	9,694
	12.000% 07/01/13–07/01/20	93,022	102,750
	To Be Announced
	5.000% 07/29/19(g)	11,365,000	11,365,000
	5.500% 07/14/34(g)	27,300,000	27,368,250
Federal National Mortgage Association
	5.000% 02/01/18	133,433	133,506
	6.000% 08/01/22–08/01/34	16,074,614	16,437,666
	6.500% 03/01/09–08/01/31	1,970,784	2,053,393
	7.000% 07/01/11–03/01/29	488,579	513,786
	7.500% 11/01/29	172,810	185,026
	8.000% 04/01/30	9,596	10,331
	8.500% 05/01/30	417,893	454,745
	9.000% 05/01/12–05/01/20	14,205	15,218
	9.250% 03/25/18	78,207	84,218
	10.000% 03/01/16	42,979	46,494
	12.250% 09/01/12	25,801	29,044
	To Be Announced
	5.000% 07/20/19–07/14/34(g)	9,100,000	9,021,388
	5.500% 07/20/19(g)	9,049,000	9,218,669
	6.000% 07/20/19(g)	2,500,000	2,581,250
	6.500% 07/14/34(g)	9,500,000	9,856,250
Government National Mortgage Association
	3.750% 07/20/22–07/20/25(a)	119,147	120,743
	6.000% 03/15/29–08/15/29	2,338,963	2,409,634
	6.500% 10/15/13–03/15/28	1,308,952	1,370,710
	7.000% 09/15/29	64,749	68,543
	7.500% 10/15/27–09/15/29	41,867	44,959
	8.000% 04/15/08–07/15/08	61,809	64,622
	8.500% 04/15/30	8,378	9,117
	9.000% 06/15/16–01/15/20	68,454	74,722
	9.500% 06/15/09–08/15/22	571,071	625,335
	10.000% 11/15/09–11/15/19	62,537	68,106

See Accompanying Notes to Financial Statements.

1

		Par ($)	Value ($)
Mortgage-Backed Obligations – (continued)
	11.500% 04/15/13–05/15/13	53,986	60,206
	Total Mortgage-Backed Obligations (cost of $95,133,806)		95,098,154
Government Agencies & Obligations – 43.3%
FOREIGN GOVERNMENT BONDS – 0.3%
European Investment Bank	4.625% 03/01/07	80,000	80,974
Export Development of Canada	4.000% 08/01/07	100,000	99,796
Inter-American Development Bank	8.875% 06/01/09	125,000	146,231
Province of British Columbia Canada	5.375% 10/29/08	50,000	51,626
Province of Manitoba Canada
	4.250% 11/20/06	100,000	100,469
	5.500% 10/01/08	50,000	52,094
Province of New Brunswick Canada	3.500% 10/23/07	50,000	49,213
	FOREIGN GOVERNMENT BONDS TOTAL		580,403
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 43.0%
Israel Government AID Bond	5.500% 04/26/24	2,000,000	2,107,900
Federal Home Loan Mortgage Corp.
	5.875% 03/21/11	180,000	189,299
	6.250% 07/15/32	100,000	115,208
	6.750% 03/15/31	265,000	323,141
Federal National Mortgage Association
	5.500% 02/15/06	200,000	203,117
	6.000% 12/15/05	125,000	127,120
	7.125% 03/15/07	250,000	264,461
U.S. Treasury Bonds
	5.250% 11/15/28	2,200,000	2,313,696
	5.375% 02/15/31	235,000	256,122
	5.500% 08/15/28	3,610,000	3,921,644
	6.750% 08/15/26	5,820,000	7,247,489
	6.875% 08/15/25(b)	4,112,000	5,160,400
	7.125% 02/15/23	3,333,000	4,221,974
	9.375% 02/15/06	5,525,000	5,811,825
U.S. Treasury Notes
	1.875% 12/31/05	100,000	98,961
	3.000% 11/15/07	100,000	97,828
	3.875% 02/15/13	3,262,000	3,148,720
	4.375% 08/15/12	12,290,000	12,318,808
	5.625% 05/15/08	400,000	419,234
	5.750% 11/15/05–08/15/10	22,134,000	23,517,932
	6.000% 08/15/09	3,510,000	3,771,878

See Accompanying Notes to Financial Statements.

2

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
	7.000% 07/15/06	6,840,000	7,129,099
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		82,765,856
	Total Government Agencies & Obligations (cost of $84,206,269)		83,346,259
Asset-Backed Securities – 5.7%
Chase Funding Mortgage Loan Certificates
	5.638% 11/25/31	2,000,000	1,981,600
	6.448% 09/25/30	2,300,000	2,284,866
	6.975% 02/25/32	3,000,000	3,011,760
Chase Manhattan Auto Owner Trust	3.800% 05/15/08	129,848	130,014
Citibank Credit Card Issuance Trust	4.950% 02/09/09	250,000	253,750
MBNA Credit Card Master Note Trust	4.450% 08/15/16	1,000,000	935,160
Mid-State Trust	7.340% 07/01/35	1,001,668	1,058,646
Residential Asset Mortgage Products, Inc.	5.600% 12/25/33(h)	1,313,000	1,287,449
	Total Asset-Backed Securities (cost of $11,146,005)		10,943,245
Collateralized Mortgage Obligations – 5.2%
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.9%
American Mortgage Trust	8.445% 09/27/22	9,261	8,335
Citicorp Mortgage Securities Inc.	10.000% 08/25/17	14,010	14,302
Comfed Savings Bank	4.650% 01/25/18(a)	15,367	4,610
First Horizon Asset Securities Inc.	5.356% 11/25/33(a)	903,295	823,552
Glendale Federal Bank	9.125% 01/25/08(c)	1,738	1,734
GSMPS Mortgage Loan Trust	7.750% 09/19/27(d)	832,254	884,968
Rural Housing Trust	6.330% 04/01/26	49,676	49,515
	COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		1,787,016
COMMERCIAL MORTGAGE BACKED SECURITIES – 4.3%
Asset Securitization Corp.	6.750% 02/14/43	1,375,000	1,441,797
JP Morgan Commercial Mortgage Finance Corp.	7.400% 07/15/31	2,000,000	2,163,620
LB Commercial Conduit Mortgage Trust
	6.590% 02/18/30	1,500,000	1,566,750
	6.210% 10/15/35	1,800,000	1,879,848
Nomura Asset Securities Corp.
	7.120% 04/13/39	1,000,000	1,026,250

See Accompanying Notes to Financial Statements.

3

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
COMMERCIAL MORTGAGE BACKED SECURITIES – (continued)
Structured Asset Securities Corp. Interest Only	2.065% 02/25/28(a)	1,505,343	133,133
	COMMERCIAL MORTGAGE BACKED SECURITIES TOTAL		8,211,398
	Total Collateralized Mortgage Obligations (cost of $9,359,908)		9,998,414
Corporate Fixed-Income Bonds & Notes – 2.4%
COMMUNICATIONS – 0.2%
Media – 0.1%
Time Warner, Inc.	6.875% 05/01/12	100,000	109,260
		Media Total	109,260
Telecommunications – 0.1%
Sprint Capital Corp.
	6.000% 01/15/07	50,000	51,336
	6.875% 11/15/28	50,000	53,339
Verizon/New England, Inc.	6.500% 09/15/11	120,000	128,801
	Telecommunication Services Total		233,476
	COMMUNICATIONS TOTAL		342,736
CONSUMER CYCLICAL – 0.2%
Auto Manufacturers – 0.1%
Ford Motor Co.	7.450% 07/16/31	205,000	185,127
	Auto Manufacturers Total		185,127
Retail – 0.1%
Target Corp.	6.650% 08/01/28	125,000	144,553
	Retail Total		144,553
	CONSUMER CYCLICAL TOTAL		329,680
CONSUMER NON-CYCLICAL – 0.5%
Cosmetics/Personal Care – 0.5%
Procter & Gamble Co.	4.950% 08/15/14	1,000,000	994,930
	Cosmetics/Personal Care Total		994,930
Food – 0.0%
Kroger Co.
	6.200% 06/15/12	50,000	53,095
	Food Total		53,095
	CONSUMER NON-CYCLICAL TOTAL		1,048,025
FINANCIALS – 1.3%
Banks – 0.3%
Bank of America Corp.	4.875% 01/15/13(e)	175,000	173,952
Sovereign Bank	5.125% 03/15/13	100,000	98,127

See Accompanying Notes to Financial Statements.

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
US Bancorp	3.125% 03/15/08	150,000	145,065
Wachovia Corp.	7.450% 07/15/05	100,000	101,165
Wells Fargo Bank N.A.	6.450% 02/01/11	50,000	54,281
	Banks Total		572,590
Diversified Financial Services – 1.0%
Boeing Capital Corp.	5.750% 02/15/07	100,000	102,729
Citigroup, Inc.
	4.250% 07/29/09	1,000,000	986,960
	6.750% 12/01/05	100,000	102,056
Ford Motor Credit Co.	7.600% 08/01/05	120,000	121,042
General Electric Capital Corp.
	6.750% 03/15/32	100,000	115,652
	Series A
	6.800% 11/01/05	125,000	127,320
Goldman Sachs Group, Inc.
	4.125% 01/15/08	50,000	49,737
	5.250% 04/01/13	50,000	49,975
HSBC Finance Corp.
	4.625% 01/15/08	50,000	50,176
	6.375% 10/15/11	50,000	53,680
JPMorgan Chase & Co.	7.875% 06/15/10	125,000	142,507
Private Export Funding Corp.	5.340% 03/15/06	125,000	126,870
	Diversified Financial Services Total		2,028,704
	FINANCIALS TOTAL		2,601,294
INDUSTRIALS – 0.1%
Aerospace & Defense – 0.0%
Raytheon Co.	7.200% 08/15/27	50,000	59,226
	Aerospace & Defense Total		59,226
Hand/Machine Tools – 0.0%
Black & Decker Corp.	7.125% 06/01/11	50,000	55,798
	Hand/Machine Tools Total		55,798
Transportation – 0.1%
Norfolk Southern Corp.	7.250% 02/15/31	75,000	89,632

See Accompanying Notes to Financial Statements.

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Union Pacific Corp.	6.625% 02/01/29	50,000	54,766
	Transportation Total		144,398
	INDUSTRIALS TOTAL		259,422
UTILITIES – 0.1%
Electric – 0.1%
Hydro-Quebec	8.500% 12/01/29	75,000	107,595
	Electric Total		107,595
	UTILITIES TOTAL		107,595
	Total Corporate Fixed-Income Bonds & Notes (cost of $4,570,123)		4,688,752
Short-Term Obligation – 29.9%
	Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.560%, collateralized by a Federal Home Loan Bank Bond maturing 05/15/19, market value of $58,747,469 (repurchase proceeds $57,598,096)	57,594,000	57,594,000
	Total Short-Term Obligation (cost of $57,594,000)		57,594,000
	Total Investments – 135.9% (cost of $262,010,111)(f)		261,668,824
	Other Assets & Liabilities, Net – (35.9)%		(69,160,651)
	Net Assets – 100.0%		192,508,173

Notes to Investment Portfolio:

*  Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

See Accompanying Notes to Financial Statements.

6

(a)	Variable or floating rate security. The interest rate shown reflects the rate as of March 31, 2005.

(b)	A portion of the security with a market value of $25,300 pledged as collateral for open futures contract.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of this security was $884,968 representing 0.5% of net assets.

(e)

Investments in affiliates for the year ended March 31,2005.  Security name:  Bank of America Corp. (as a result of a merger effective April 1, 2004, Bank of America Corp., became the parent company of the Investment Advisor.)

Par as of 12/31/04:	175,000
Par Purchased:	—
Par Sold:	—
Par as of 03/31/05:	175,000
Net Realized gain or loss:	—
Interest income earned:	$2,133
Value at end of Period:	$173,952

(f)	Cost for federal income tax purposes is $262,010,111.

(g)	Security purchased on a delayed delivery basis.

(h)	Step Bond

(i)	Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,308,009	$(3,649,296)	$(341,287)

At March 31, 2005, the Fund held the following open short futures contracts:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
5 -U.S. Treasury Notes	46	$4,926,312	$4,956,247	Mar-2005	$(29,935)

See Accompanying Notes to Financial Statements.

7

INVESTMENT PORTFOLIO

March 31, 2005 (Unaudited)	Liberty Money Market Fund, Variable Series

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 40.0%
HBOS Treasury Services PLC	2.900% 07/29/05 (a) (b)	3,000,000	3,000,881
Wells Fargo & Co.	2.780% 04/13/06 (a) (b)	5,000,000	5,000,000
US Bank NA	2.770% 02/17/06 (a)	3,000,000	2,999,979
All Seasons Funding LLC	2.880% 08/15/30 (a)	3,570,000	3,570,000
American Express Credit Corp.
	2.826% 04/05/06 (a)	5,000,000	5,000,000
	2.880% 04/20/06 (a) (b)	3,000,000	3,000,000
American Healthcare Funding Corp.
	LOC: Lasalle Bank (a)
	2.850% 05/01/27	2,180,000	2,180,000
Autumn House at Powder Mill, Inc.
	LOC: SunTrust Bank
	2.850% 02/01/28 (a)(b)	1,790,000	1,790,000
Destiny Manufacturing, Inc.
	LOC: Fifth Third Bank
	2.870% 09/01/13 (a)	2,815,000	2,815,000
Dick Masheter Ford, Inc.
	LOC: National City Bank
	2.920% 07/01/23 (a)	3,900,000	3,900,000
Engine Parts Warehouse, Inc.
	LOC: Fifth Third Bank
	2.860% 11/01/21 (a)	3,570,000	3,570,000
Falls Village Realty LLC
	LOC: Fifth Third Bank
	2.860% 12/01/29 (a)	1,000,000	1,000,000
General Electric Capital Corp.	2.930% 04/17/06 (a)	5,000,000	5,000,000
Gilead Friends Church
	LOC: Fifth Third Bank
	2.860% 10/01/17 (a)	900,000	900,000
Iowa 80 Group, Inc.
	LOC: Wells Fargo Bank
	3.010% 06/01/16 (a)	6,280,000	6,280,000
JTJ Group LLC
	LOC: Fifth Third Bank
	2.860% 12/01/33 (a)	2,635,000	2,635,000
Jul-Mark Investments LLC	2.860% 10/01/25 (a)	1,000,000	1,000,000
Keating Muething & Klekamp
	2.860% 11/01/24 (a)	1,000,000	1,000,000
Light of the World Christian Church, Inc.	2.860% 07/01/22 (a)	900,000	900,000
Morgan Stanley & Co., Inc.	2.890% 04/27/06 (a)	4,000,000	4,000,000
Morton Family Trust
	LOC: Comerica Bank
	2.900% 02/01/32 (a)	4,000,000	4,000,000

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
Pretasky Roach Property, Inc.
	LOC: Wachovia Bank, NA
	LOC: Fifth Third Bank
	2.930% 01/01/19 (a)	1,955,000	1,955,000
Red Lion Evangelical Association, Inc.
	LOC: Wachovia Bank, NA
	2.910% 06/01/26 (a)	2,410,000	2,410,000
St. Charles Partners
	LOC: Fifth Third Bank
	2.860% 11/01/13 (a)	875,000	875,000
Tango Finance Corp.	2.650% 01/17/06 (a) (b)	5,000,000	5,000,506
WAWW Partnership	2.860% 01/01/22 (a)	2,929,000	2,929,000
Westgate Investment Fund	2.900% 02/01/12 (a)	2,260,000	2,260,000
White Pine Finance LLC	2.905% 09/07/05 (a) (b)	5,000,000	4,999,133
Precision Packaging LLC
	LOC: SunTrust Bank
	2.870% 01/01/12 (a)	3,350,000	3,350,000
	Total Corporate Fixed-Income Bonds & Notes (cost of $87,319,499)		87,319,499
Commercial Paper – 22.0%
Atlantis One Funding Corp.	3.200% 09/19/05	2,000,000	1,969,600
Cancara Asset Securitization LLC	2.740% 05/18/05 (a)	3,000,000	2,989,268
Fairway Finance Corp.	3.065% 08/23/05 (a)	4,000,000	3,950,960
Giro Balanced Funding Corp.	3.200% 09/23/05	2,049,000	2,017,127
Grampian Funding LLC	2.860% 06/30/05 (a)	5,000,000	4,964,250
	3.050% 08/23/05 (a)	1,970,000	1,945,966
	3.130% 09/09/05 (a)	2,000,000	1,972,004
Harrier Finance Funding LLC	2.720% 06/10/05 (a)	6,000,000	5,968,267
Mane Funding Corp.	2.540% 04/07/05 (a)	1,657,000	1,656,299
Mortgage Interest Networking Trust	2.920% 04/01/05 (a)	3,030,000	3,030,000
Scaldis Capital LLC	3.000% 06/30/05	2,559,000	2,539,808
	3.200% 09/12/05	365,000	359,679
Sigma Finance Corp.	2.950% 06/27/05	5,000,000	4,964,354
	2.750% 07/01/05	2,000,000	1,986,097
Sunbelt Funding Corp.	2.830% 04/21/05 (a)	4,000,000	3,993,711
Whistlejacket Capital Ltd.	2.760% 04/15/05 (a) (b)	2,000,000	1,999,977
	2.880% 06/02/05 (a)	1,010,000	1,004,990
Windmill Funding Corp.	2.800% 05/18/05 (a)	725,000	722,350
	Total Commercial Paper (cost of $48,034,707)		48,034,707

2

		Par ($)	Value ($)
Government Agencies & Obligations – 16.0%
Federal Home Loan Bank
	1.350% 04/15/05–04/29/05	5,000,000	5,000,000
	2.590% 04/19/05 (a)	10,000,000	9,999,853
	2.770% 04/25/05 (a)	3,000,000	2,999,921
Federal Home Loan Mortgage Corp.
	2.550% 10/07/05 (a)	10,000,000	10,000,000
	2.725% 11/07/05 (a)	2,000,000	2,000,000
Federal National Mortgage Association
	1.550% 05/04/05	2,000,000	2,000,000
	1.600% 05/13/05	1,000,000	1,000,000
	1.750% 05/23/05	2,000,000	2,000,000
	Total Government Agencies & Obligations (cost of $34,999,774)		34,999,774
Municipal Bonds – 12.6%
CO Denver City & County Airport Revenue
	LOC: Societe Generale
	2.850% 11/15/05 (a)	1,700,000	1,700,000
GA De Kalb County Development Authority
	Emory University,
	2.780% 05/02/05 (a)	6,510,000	6,510,000
MA State Housing Finance Agency
	Upper Falls LLC,
	LOC: JPMorgan Chase Bank
	2.840% 12/01/34 (a)	4,000,000	4,000,000
MD Baltimore
	Baltimore Parking Facilities,
	Insured: FGIC
	SPA: Dexia Credit Local
	2.850% 07/01/32 (a)	6,600,000	6,600,000
MI Oakland County
	Series 2004,
	1.625% 05/01/05	5,000,000	4,995,986
MN St. Paul Minnesota Housing & Redevelopment Authority District
	LOC: Dexia Credit Local
	2.850% 06/01/15 (a)	1,900,000	1,900,000
NC Wake Forest University
	LOC: Wachovia Bank, NA
	2.850% 07/01/17 (a)	1,000,000	1,000,000
TX San Antonio Education Facilities Corp.
	St. Anthony Catholic High School,
	LOC: JPMorgan Chase,
	2.910% 12/01/23 (a)	945,000	945,000
	Total Municipal Bonds (cost of $27,650,986)		27,650,986

3

		Par ($)	Value ($)
Certificates of Deposit – 8.7%
Barclays Bank PLC	2.775% 05/25/05 (a)	5,000,000	4,999,774
Canadian Imperial Bank of Canada	2.860% 03/15/08 (a)	7,000,000	7,000,000
CS First Boston	3.110% 12/29/05 (a)	2,000,000	2,000,410
Unicredito Italiano S.p.A.	2.630% 07/27/05 (a)	5,000,000	4,998,924
	Total Certificates of Deposit (cost of $18,999,108)		18,999,108
	Total Investments – 99.3% (cost of $217,004,074) (c)		217,004,074
	Other Assets & Liabilities, Net – 0.7%		1,465,144
	Net Assets – 100.0%		218,469,218

Notes to Investment Portfolio:

*

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.

(a)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2005.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $22,790,520, which represents 10.4% of net assets.

(c)	Cost for federal income tax purposes is $217,004,074.

Acronym	Name
FGIC	Financial Guaranty Insurance Co.
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

4

INVESTMENT PORTFOLIO

March 31, 2005 (Unaudited)	Liberty Small Company Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 99.2%
CONSUMER DISCRETIONARY – 16.6%
Hotels, Restaurants & Leisure – 3.3%
Gaylord Entertainment Co. (a)	15,000	606,000
Pinnacle Entertainment, Inc. (a)	32,000	534,400
Scientific Games Corp., Class A (a)	29,000	662,650
	Hotels, Restaurants & Leisure Total	1,803,050
Leisure Equipment & Products – 1.3%
Marvel Enterprises, Inc. (a)	36,600	732,000
	Leisure Equipment & Products Total	732,000
Media – 4.5%
Cumulus Media, Inc., Class A (a)	34,800	495,900
Lin TV Corp., Class A (a)	24,900	421,557
Lions Gate Entertainment Corp. (a)	29,200	322,660
Radio One, Inc., Class D (a)	32,100	473,475
Sinclair Broadcast Group, Inc., Class A	62,000	497,860
TiVo, Inc. (a)	49,300	254,881
	Media Total	2,466,333
Multiline Retail – 0.6%
Fred’s, Inc.	19,300	331,381
	Multiline Retail Total	331,381
Specialty Retail – 5.0%
Bombay Co., Inc. (a)	54,200	287,260
Cost Plus, Inc. (a)	16,800	451,584
Design Within Reach, Inc. (a)	23,100	363,478
Jarden Corp. (a)	21,350	979,538
Pacific Sunwear of California, Inc. (a)	15,600	436,488
Party City Corp. (a)	15,500	226,920
	Specialty Retail Total	2,745,268
Textiles, Apparel & Luxury Goods – 1.9%
Ashworth, Inc. (a)	26,600	302,974
Carter’s, Inc. (a)	9,400	373,650
Jos. A. Bank Clothiers, Inc. (a)	12,000	351,600
	Textiles, Apparel & Luxury Goods Total	1,028,224
	CONSUMER DISCRETIONARY TOTAL	9,106,256
ENERGY – 6.5%
Energy Equipment & Services – 2.3%
Dawson Geophysical Co. (a)	14,500	350,900
Maverick Tube Corp. (a)	13,000	422,630
Unit Corp. (a)	10,600	478,802
	Energy Equipment & Services Total	1,252,332

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil & Gas – 4.2%
	Edge Petroleum Corp. (a)	21,200	351,072
	Energy Partners Ltd. (a)	8,900	231,133
	InterOil Corp. (a)	8,300	290,168
	Mission Resources Corp. (a)	55,800	395,064
	Pioneer Drilling Co. (a)	26,600	366,282
	Spinnaker Exploration Co. (a)	9,000	319,770
	Western Gas Resources, Inc.	10,900	375,505
	Oil & Gas Total		2,328,994
	ENERGY TOTAL		3,581,326
FINANCIALS – 11.6%
Capital Markets – 1.1%
	Jefferies Group, Inc.	14,200	535,056
	optionsXpress Holdings, Inc. (a)	5,000	80,950
	Capital Markets Total		616,006
Commercial Banks – 3.6%
	Boston Private Financial Holdings, Inc.	17,400	413,250
	East-West Bancorp, Inc.	12,400	457,808
	Main Street Banks, Inc.	5,400	142,992
	Mercantile Bank Corp.	11,155	456,017
	Prosperity Bancshares, Inc.	18,700	495,363
	Commercial Banks Total		1,965,430
Diversified Financial Services – 3.4%
	ACE Cash Express, Inc. (a)	14,300	325,325
	Greenhill & Co., Inc.	14,900	533,420
	MTC Technologies, Inc. (a)	18,600	604,500
	National Financial Partners Corp.	9,700	386,060
	Diversified Financial Services Total		1,849,305
Insurance – 2.0%
	Infinity Property & Casualty Corp.	21,800	681,468
	Philadelphia Consolidated Holding Co. (a)	5,400	418,662
	Insurance Total		1,100,130
Real Estate – 0.7%
	HouseValues, Inc. (a)	31,000	389,980
	Real Estate Total		389,980

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 0.8%
	Commercial Capital Bancorp, Inc.	22,466	457,183
	Thrifts & Mortgage Finance Total		457,183
	FINANCIALS TOTAL		6,378,034
HEALTH CARE – 20.8%
Biotechnology – 5.0%
	Cell Therapeutics, Inc. (a)	26,900	96,571
	Cytogen Corp. (a)	23,200	134,328
	Enzo Biochem, Inc. (a)	19,700	284,074
	Exact Sciences Corp. (a)	35,500	126,735
	NeoPharm, Inc. (a)	47,445	368,648
	Neurocrine Biosciences, Inc. (a)	10,000	380,600
	Protein Design Labs, Inc. (a)	23,100	369,369
	QLT, Inc. (a)	38,100	489,966
	Telik, Inc. (a)	32,000	482,560
	Biotechnology Total		2,732,851
Health Care Equipment & Supplies – 4.9%
	Cardiac Science, Inc. (a)	91,000	104,650
	Conceptus, Inc. (a)	35,300	275,340
	Integra LifeSciences Holdings Corp. (a)	16,400	577,608
	Medical Action Industries, Inc. (a)	29,700	561,330
	Palomar Medical Technologies, Inc. (a)	10,700	288,579
	Shamir Optical Industry Ltd. (a)	9,100	140,595
	SonoSite, Inc. (a)	18,100	470,238
	Syneron Medical Ltd. (a)	7,900	251,694
	Health Care Equipment & Supplies Total		2,670,034
Health Care Providers & Services – 4.4%
	Advisory Board Co. (a)	14,700	642,390
	America Service Group, Inc. (a)	14,929	330,379
	American Retirement Corp. (a)	27,000	392,580
	Hythiam, Inc. (a)	23,700	202,398
	Isolagen, Inc. (a)	34,800	218,892
	LifePoint Hospitals, Inc. (a)	10,800	473,472
	U.S. Physical Therapy, Inc. (a)	13,400	187,332
	Health Care Providers & Services Total		2,447,443
Pharmaceuticals – 6.5%
	Advancis Pharmaceutical Corp. (a)	39,600	146,520
	BioSante Pharmaceuticals, Inc. (a)	25,600	102,400
	Bone Care International, Inc. (a)	19,600	508,424
	Caraco Pharmaceutical Laboratories Ltd. (a)	13,800	112,884
	DepoMed, Inc. (a)	72,100	284,074

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	DOV Pharmaceutical, Inc. (a)	32,400	443,232
	Nektar Therapeutics (a)	26,300	366,622
	Neurochem, Inc. (a)	18,000	214,380
	Noven Pharmaceuticals, Inc. (a)	22,900	388,384
	Renovis, Inc. (a)	33,700	271,959
	Salix Pharmaceuticals Ltd. (a)	24,850	409,776
	Taro Pharmaceuticals Industries Ltd. (a)	10,000	315,600
	Pharmaceuticals Total		3,564,255
	HEALTH CARE TOTAL		11,414,583
INDUSTRIALS – 13.4%
Aerospace & Defense – 1.4%
	DRS Technologies, Inc. (a)	18,000	765,000
	Aerospace & Defense Total		765,000
Air Freight & Logistics – 1.7%
	EGL, Inc. (a)	18,000	410,400
	UTI Worldwide, Inc.	7,900	548,655
	Air Freight & Logistics Total		959,055
Commercial Services & Supplies – 5.2%
	Corporate Executive Board Co.	8,200	524,390
	Educate, Inc. (a)	31,800	441,066
	Intersections, Inc. (a)	17,600	256,080
	Laureate Education, Inc. (a)	10,800	462,132
	MDC Partners, Inc., Class A (a)	38,500	366,135
	Navigant Consulting, Inc. (a)	17,300	471,079
	NCO Group, Inc. (a)	15,900	310,845
	Commercial Services & Supplies Total		2,831,727
Electrical Equipment – 1.0%
	Acuity Brands, Inc.	10,800	291,600
	Plug Power, Inc. (a)	42,400	279,840
	Electrical Equipment Total		571,440
Machinery – 1.7%
	Cuno, Inc. (a)	7,675	394,418
	RAE Systems, Inc. (a)	27,300	83,811
	Wabash National Corp.	19,200	468,480
	Machinery Total		946,709
Road & Rail – 1.9%
	Genesee & Wyoming, Inc., Class A (a)	18,057	467,857
	Heartland Express, Inc.	22,450	429,918

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
Sirva, Inc. (a)	19,000	135,090
	Road & Rail Total	1,032,865
Trading Companies & Distributors – 0.5%
Aceto Corp.	33,600	249,312
	Trading Companies & Distributors Total	249,312
	INDUSTRIALS TOTAL	7,356,108
INFORMATION TECHNOLOGY – 28.4%
Communications Equipment – 3.3%
Audiovox Corp., Class A (a)	18,900	240,786
Finisar Corp. (a)	120,400	150,500
Foundry Networks, Inc. (a)	42,500	420,750
Inter-Tel, Inc.	14,739	361,105
NICE Systems Ltd., ADR (a)	14,700	473,634
NMS Communications Corp. (a)	40,000	171,600
	Communications Equipment Total	1,818,375
Computers & Peripherals – 2.2%
Applied Films Corp. (a)	16,500	381,480
PalmSource, Inc. (a)	23,500	212,440
Pinnacle Systems, Inc. (a)	56,200	314,158
SimpleTech, Inc. (a)	75,500	297,470
	Computers & Peripherals Total	1,205,548
Electronic Equipment & Instruments – 3.5%
Anixter International, Inc. (a)	12,300	444,645
Dolby Laboratories, Inc., Class A (a)	4,900	115,150
Global Imaging Systems, Inc. (a)	15,800	560,268
Itron, Inc. (a)	18,100	536,484
Photon Dynamics, Inc. (a)	14,000	266,840
	Electronic Equipment & Instruments Total	1,923,387
Internet Software & Services – 3.4%
Corillian Corp. (a)	97,000	337,560
Digital River, Inc. (a)	11,800	367,688
Digitas, Inc. (a)	56,000	565,600
Equinix, Inc. (a)	10,700	453,038
TeleCommunication Systems, Inc., Class A (a)	58,200	155,394
	Internet Software & Services Total	1,879,280
IT Services – 0.8%
MAXIMUS, Inc.	12,700	425,323
	IT Services Total	425,323

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 8.9%
Brooks Automation, Inc. (a)	32,600	494,868
Cypress Semiconductor Corp. (a)	34,800	438,480
DSP Group, Inc. (a)	13,500	347,760
Entegris, Inc. (a)	60,700	600,323
FEI Co. (a)	21,700	502,355
Integrated Circuit Systems, Inc. (a)	12,300	235,176
IXYS Corp. (a)	49,800	569,712
Leadis Technology, Inc. (a)	21,100	126,178
Mykrolis Corp. (a)	28,800	411,840
Silicon Image, Inc. (a)	26,900	270,614
Silicon Storage Technology, Inc. (a)	54,700	203,484
Ultratech, Inc. (a)	29,500	430,700
Zoran Corp. (a)	22,400	231,840
	Semiconductors & Semiconductor Equipment Total	4,863,330
Software – 6.3%
Captiva Software Corp. (a)	41,000	444,030
Epicor Software Corp. (a)	32,800	429,680
FileNET Corp. (a)	13,700	312,086
Magma Design Automation, Inc. (a)	30,100	357,287
Manhattan Associates, Inc. (a)	21,600	439,992
Micromuse, Inc. (a)	91,000	412,230
OpenTV Corp., Class A (a)	104,200	295,928
ScanSoft, Inc. (a)	63,400	235,848
SeaChange International, Inc. (a)	26,100	337,995
Verity, Inc. (a)	22,300	210,735
	Software Total	3,475,811
	INFORMATION TECHNOLOGY TOTAL	15,591,054
MATERIALS – 1.9%
Chemicals – 1.6%
Landec Corp. (a)	40,200	292,656
UAP Holding Corp. (a)	35,600	573,160
	Chemicals Total	865,816
Metals & Mining – 0.3%
AMCOL International Corp.	10,700	200,732
	Metals & Mining Total	200,732
	MATERIALS TOTAL	1,066,548
Total Common Stocks (cost of $50,281,917)		54,493,909

6

		Par ($)	Value ($)
Short-Term Obligation – 1.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.450%, collateralized by a U.S. Treasury Bond maturing 05/15/16, market value of $838,999 (repurchase proceeds $820,056)	820,000	820,000
	Total Short-Term Obligation (cost of $820,000)		820,000
	Total Investments – 100.7% (cost of $51,101,917)(b)(c)		55,313,909
	Other Assets & Liabilities, Net – (0.7)%		(390,659)
	Net Assets – 100.0%		54,923,250

Notes to Investment Portfolio:

*

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision  of the Board of Trustees

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $51,101,917.

(c)	Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$11,213,990	$(7,001,998)	$4,211,992

Acronym	Name
ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

March 31, 2005 (Unaudited)	Columbia Large Cap Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 98.6%
CONSUMER DISCRETIONARY – 14.7%
Hotels, Restaurants & Leisure – 2.4%
Carnival Corp.	42,700	2,212,287
Hilton Hotels Corp.	8,290	185,282
Marriott International, Inc., Class A	5,750	384,445
Starwood Hotels & Resorts Worldwide, Inc.	12,800	768,384
	Hotels, Restaurants & Leisure Total	3,550,398
Internet & Catalog Retail – 0.1%
eBay, Inc. (a)	6,000	223,560
	Internet & Catalog Retail Total	223,560
Media – 7.5%
Liberty Media Corp., Class A (a)	174,000	1,804,380
News Corp., Class B	101,600	1,789,176
Time Warner, Inc. (a)	157,400	2,762,370
Viacom, Inc., Class B	110,230	3,839,311
XM Satellite Radio Holdings, Inc., Class A (a)	25,500	803,250
	Media Total	10,998,487
Multiline Retail – 1.5%
Nordstrom, Inc.	30,730	1,701,827
Target Corp.	10,550	527,711
	Multiline Retail Total	2,229,538
Specialty Retail – 2.2%
Home Depot, Inc.	66,110	2,528,046
Lowe’s Companies, Inc.	12,510	714,196
	Specialty Retail Total	3,242,242
Textiles, Apparel & Luxury Goods – 1.0%
NIKE, Inc., Class B	17,600	1,466,256
	Textiles, Apparel & Luxury Goods Total	1,466,256
	CONSUMER DISCRETIONARY TOTAL	21,710,481
CONSUMER STAPLES – 10.1%
Beverages – 0.5%
PepsiCo, Inc.	12,870	682,496
	Beverages Total	682,496
Food & Staples Retailing – 6.2%
Costco Wholesale Corp.	104,000	4,594,720
Wal-Mart Stores, Inc.	91,160	4,568,027
	Food & Staples Retailing Total	9,162,747

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 0.2%
Hershey Co.	4,480	270,861
	Total Food Products	270,861
Household Products – 2.8%
Procter & Gamble Co.	78,500	4,160,500
	Household Products Total	4,160,500
Personal Products – 0.4%
Alberto-Culver Co.	2,910	139,273
Avon Products, Inc.	10,500	450,870
	Personal Products Total	590,143
	CONSUMER STAPLES TOTAL	14,866,747
ENERGY – 5.1%
Energy Equipment & Services – 3.9%
Baker Hughes, Inc.	12,500	556,125
National-Oilwell Varco, Inc. (a)	13,700	639,790
Schlumberger Ltd.	65,500	4,616,440
	Energy Equipment & Services Total	5,812,355
Oil & Gas – 1.2%
Ashland, Inc.	6,000	404,820
BP PLC, ADR (a)	11,900	742,560
EOG Resources, Inc. (a)	13,000	633,620
	Oil & Gas Total	1,781,000
	ENERGY TOTAL	7,593,355
FINANCIALS – 8.5%
Capital Markets – 1.4%
Merrill Lynch & Co., Inc.	36,890	2,087,974
	Capital Markets Total	2,087,974
Commercial Banks – 3.4%
Wachovia Corp.	7,400	376,734
Wells Fargo & Co.	78,140	4,672,772
	Commercial Banks Total	5,049,506
Consumer Finance – 0.3%
MBNA Corp.	13,470	330,689
	Consumer Finance Total	330,689
Diversified Financial Services – 0.6%
Citigroup, Inc.	19,400	871,836
	Diversified Financial Services Total	871,836
Insurance – 2.8%
AFLAC, Inc.	9,400	350,244

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	American International Group, Inc.	68,540	3,797,801
	Insurance Total		4,148,045
	FINANCIALS TOTAL		12,488,050
HEALTH CARE – 21.5%
Biotechnology – 2.6%
	Amgen, Inc. (a)	66,580	3,875,622
	Biotechnology Total		3,875,622
Health Care Equipment & Supplies – 5.0%
	Alcon, Inc.	10,000	892,900
	Medtronic, Inc.	119,070	6,066,616
	Zimmer Holdings, Inc. (a)	4,360	339,252
	Health Care Equipment & Supplies Total		7,298,768
Health Care Providers & Services – 3.4%
	Cardinal Health, Inc.	61,500	3,431,700
	Caremark Rx, Inc. (a)	22,820	907,780
	WellPoint, Inc. (a)	5,000	626,750
	Health Care Providers & Services Total		4,966,230
Pharmaceuticals – 10.5%
	IVAX Corp. (a)	36,800	715,024
	Johnson & Johnson	82,400	5,533,984
	Novartis AG, ADR	102,910	4,814,129
	Pfizer, Inc.	145,540	3,823,336
	Teva Pharmaceutical Industries Ltd., ADR	19,780	613,180
	Pharmaceuticals Total		15,499,653
	HEALTH CARE TOTAL		31,640,273
INDUSTRIALS – 6.0%
Aerospace & Defense – 0.3%
	United Technologies Corp.	4,950	503,217
	Aerospace & Defense Total		503,217
Commercial Services & Supplies – 0.3%
	Cendant Corp.	20,900	429,286
	Commercial Services & Supplies Total		429,286
Industrial Conglomerates – 4.9%
	3M Co.	3,880	332,477
	General Electric Co.	190,210	6,858,973
	Industrial Conglomerates Total		7,191,450

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 0.5%
	Illinois Tool Works, Inc.	7,780	696,543
	Machinery Total		696,543
	INDUSTRIALS TOTAL		8,820,496
INFORMATION TECHNOLOGY – 32.7%
Communications Equipment – 3.0%
	Cisco Systems, Inc. (a)	251,750	4,503,807
	Communications Equipment Total		4,503,807
Computers & Peripherals – 3.8%
	Dell, Inc. (a)	124,700	4,790,974
	International Business Machines Corp.	3,800	347,244
	Lexmark International, Inc., Class A (a)	5,180	414,245
	Computers & Peripherals Total		5,552,463
Electronic Equipment & Instruments – 0.2%
	Flextronics International Ltd. (a)	24,730	297,749
	Electronic Equipment & Instruments Total		297,749
IT Services – 1.4%
	Paychex, Inc.	63,400	2,080,788
	IT Services Total		2,080,788
Semiconductors & Semiconductor Equipment – 16.8%
	Altera Corp. (a)	180,800	3,576,224
	Analog Devices, Inc.	40,910	1,478,487
	Applied Materials, Inc.	156,500	2,543,125
	ASML Holding N.V., N.Y. Registered Shares (a)	210,900	3,536,793
	Intel Corp.	21,200	492,476
	Marvell Technology Group Ltd. (a)	65,060	2,494,401
	Maxim Integrated Products, Inc.	79,500	3,249,165
	Microchip Technology, Inc.	61,400	1,597,014
	Novellus Systems, Inc. (a)	88,300	2,360,259
	Xilinx, Inc.	116,000	3,390,680
	Semiconductors & Semiconductor Equipment Total		24,718,624
Software – 7.5%
	Autodesk, Inc.	15,300	455,328
	Electronic Arts, Inc. (a)	4,640	240,259
	Microsoft Corp.	273,450	6,609,287
	Oracle Corp. (a)	35,480	442,790
	SAP AG, ADR	55,460	2,222,837

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Symantec Corp. (a)	54,200	1,156,086
	Software Total		11,126,587
	INFORMATION TECHNOLOGY TOTAL		48,280,018
	Total Common Stocks (cost of $138,701,262)		145,399,420

		Par ($)
Short-Term Obligation – 1.9%
	Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.450%, collateralized by a U.S. Treasury Bond maturing 05/31/06, market value of $2,938,937(repurchase proceeds $2,877,196)	2,877,000	2,877,000
	Total Short-Term Obligation (cost of $2,877,000)		2,877,000
	Total Investments – 100.5% (cost of $141,578,262)(b)(c)		148,276,420
	Other Assets & Liabilities, Net – (0.5)%		(772,367)
	Net Assets – 100.0%		147,504,053

Notes to Investment Portfolio:

*

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $141,578,262.
(c)	Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$20,182,629	$(13,484,471)	$6,698,158

Acronym	Name
ADR	American Depositary Receipt

5

Item 2. Controls and Procedures.

(a)               The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)              There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	SteinRoe Variable Investment Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 27, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 27, 2005